UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 72.9%
Argentina — 5.2%
Republic of Argentina(a)
ARS	3,030,762	2.000%		01/03/10	$954,430
Republic of Argentina (B+)
	$650,000	7.000		03/28/11	556,743
	2,540,000	7.000		09/12/13	1,917,488
ARS	9,816,295	2.000	(a)	01/03/16	2,286,409
EUR	645,640	1.200	(b)	12/31/38	312,583
	$3,340,000	1.330	(b)	12/31/38	1,135,600
Republic of Argentina (B+/B3)(a)
	6,934,375	3.092		08/03/12	5,836,857

					13,000,110

Brazil — 4.2%
Federal Republic of Brazil (BBB-/Ba1)
	5,390,000	6.000		01/17/17	5,495,105
	3,340,000	8.250		01/20/34	4,108,200
	1,000,000	7.125		01/20/37	1,102,500

					10,705,805

Bulgaria — 0.8%
Republic of Bulgaria (BBB+/Baa3)
	1,700,000	8.250		01/15/15	1,927,375

Colombia — 3.9%
Republic of Colombia (BBB-/Ba1)
	1,170,000	6.362	(a)	03/17/13	1,240,200
	5,350,000	7.375		01/27/17	5,778,000
	830,000	8.375		02/15/27	996,000
	1,730,000	7.375		09/18/37	1,868,400

					9,882,600

Dominican Republic — 0.3%
Dominican Republic (B+/B2)
	790,223	9.040		01/23/18	813,929

Ecuador — 2.7%
Republic of Ecuador (B-/B3)
	910,000	9.375		12/15/15	941,850
	6,035,000	10.000	(b)	08/15/30	5,884,125

					6,825,975

El Salvador — 1.4%
Republic of El Salvador (BB+/Baa3)
	3,180,000	8.250		04/10/32	3,498,000

Gabon(c) — 1.1%
Republic of Gabonese (BB-)
	2,650,000	8.200		12/12/17	2,749,375

Hungary — 1.7%
Hungary Government Bond (BBB+/A2)
HUF	691,800,000	7.250		06/12/12	4,295,935

Indonesia — 4.1%
Republic of Indonesia (BB-/Ba3)
	$1,080,000	7.500		01/15/16	1,088,100
	2,410,000	6.625	(c)	02/17/37	2,012,350
	7,610,000	7.750	(c)	01/17/38	7,210,475

					10,310,925

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Iraq — 0.5%
Republic of Iraq
	$1,920,000	5.800%		01/15/28	$1,382,400

Jamaica — 0.5%
Government of Jamaica (B/B1)
	633,000	9.000		06/02/15	651,990
Government of Jamaica (B)
	540,000	8.000		06/24/19	494,100

					1,146,090

Lebanon — 2.2%
Republic of Lebanon MTN
	260,000	8.500		01/19/16	258,050
Republic of Lebanon MTN (CCC+/B3)
	190,000	10.250		10/06/09	196,175
Republic of Lebanon MTN (CCC+)
	2,690,000	6.109	(a)	11/30/09	2,649,650
	2,980,000	4.000		12/31/17	2,439,875

					5,543,750

Malaysia — 0.9%
Malaysia (A-/A3)
	2,150,000	7.500		07/15/11	2,329,006

Mexico — 7.1%
Mexican Udibonos (A+/Baa1)
MXN	23,297,127	3.500		12/14/17	2,130,127
United Mexican States (BBB+/Baa1)
	$3,070,000	5.625		01/15/17	3,102,235
	3,560,000	8.300		08/15/31	4,441,100
	6,670,000	7.500		04/08/33	7,693,845
	550,000	6.050		01/11/40	528,825

					17,896,132

Pakistan — 0.5%
Islamic Republic of Pakistan (B/B2)
	1,350,000	6.875	(c)	06/01/17	1,039,500
	400,000	6.875		06/01/17	308,000

					1,347,500

Panama — 3.0%
Republic of Panama (BB+/Ba1)
	820,000	9.375	(d)	04/01/29	1,071,330
	6,512,000	6.700		01/26/36	6,609,680

					7,681,010

Peru — 4.1%
Republic of Peru (BBB-/Ba2)
	5,355,000	8.375		05/03/16	6,206,445
	400,000	8.750		11/21/33	514,000
	3,560,000	6.550		03/14/37	3,604,500

					10,324,945

Philippines — 4.4%
Republic of Philippines (B1)
	4,735,000	7.500		09/25/24	4,853,375

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Philippines — (continued)
Republic of Philippines (BB-/B1)
	$4,640,000	10.625%		03/16/25	$6,107,400

					10,960,775

Russia — 5.7%
Russian Federation (BBB+/Baa1)
	1,600,000	12.750	(d)	06/24/28	2,834,000
	10,170,125	7.500	(b)	03/31/30	11,414,491

					14,248,491

Serbia(b) — 0.7%
Republic of Serbia (BB-)
	2,060,000	3.750		11/01/24	1,884,900

South Africa — 1.0%
Republic of South Africa (BBB+/Baa1)
	180,000	6.500		06/02/14	185,175
	2,430,000	5.875		05/30/22	2,262,938

					2,448,113

Trinidad and Tobago — 1.1%
Trinidad & Tobago (A-/Baa1)
	2,540,000	5.875	(c)	05/17/27	2,438,400
	290,000	5.875		05/17/27	284,200

					2,722,600

Turkey — 4.5%
Republic of Turkey (BB-/Ba3)
	810,000	9.500		01/15/14	886,950
	230,000	7.000		09/26/16	220,225
	4,500,000	6.750		04/03/18	4,185,000
	5,440,000	7.375		02/05/25	5,018,400
	1,130,000	7.250		03/05/38	970,388

					11,280,963

Ukraine — 1.8%
Ukraine Government (B+/B1)
	1,520,000	6.875		03/04/11	1,489,600
	320,000	6.385		06/26/12	300,800
	1,000,000	6.385	(c)	06/26/12	955,920
	1,250,000	7.650		06/11/13	1,212,500
	560,000	6.750		11/14/17	488,600

					4,447,420

Uruguay — 4.5%
Republic of Uruguay (BB/B1)
	6,659,587	8.000		11/18/22	7,125,758
	2,530,000	7.625		03/21/36	2,590,720
Republic of Uruguay (BB-/B1)
UYU	32,546,052	4.250		04/05/27	1,704,718

					11,421,196

Venezuela — 5.0%
Republic of Venezuela (BB-/B2)
	$820,000	10.750		09/19/13	852,800
	4,680,000	6.000		12/09/20	3,346,200
	620,000	9.000		05/07/23	542,500
	3,882,000	7.650		04/21/25	3,066,780
	670,000	9.250		09/15/27	628,795
	3,410,000	9.375		01/13/34	3,094,575

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Republic of Venezuela (B2)
	$1,500,000	7.000%		03/31/38	$1,068,750

					12,600,400

TOTAL SOVEREIGN DEBT OBLIGATIONS					$183,675,720

Corporate Obligations — 16.2%
Argentina(e) — 0.1%
Letras del Banco Central de la Republica Argentina
ARS	1,104,000	0.000%		11/12/08	$344,108

Bermuda — 0.3%
Digicel Group Ltd. (Caa2)
	$860,000	8.875		01/15/15	807,325

Brazil — 1.0%
Companhia Energetica de Sao Paulo (Ba3)
BRL	1,010,206	9.750		01/15/15	653,300
Independencia International Ltd. (B/B2)(c)
	$1,570,000	9.875		05/15/15	1,580,801
RBS — Zero Hora Editora Jornalistica SA (BB)(c)
BRL	800,000	11.250		06/15/17	396,731

					2,630,832

Colombia(c) — 0.6%
EEB International Ltd. (BB)
	$690,000	8.750		10/31/14	734,850
TGI International Ltd. (BB)
	760,000	9.500		10/03/17	824,004

					1,558,854

Germany — 1.2%
Gazprom OAO (BBB/A3)
	2,790,000	9.625		03/01/13	3,084,680

Ireland(c) — 0.5%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB+/Ba2)
	1,180,000	9.125		04/30/18	1,160,884

Israel(c) — 0.7%
Israel Electric Corp. Ltd. (BBB+/Baa2)
	1,660,000	7.250		01/15/19	1,680,644

Luxembourg — 4.6%
Evraz Group SA (BB-/Ba3)(c)
	1,250,000	9.500		04/24/18	1,237,500
Gaz Capital SA (BBB/A3)(c)
	2,570,000	8.146		04/11/18	2,656,737
RSHB Capital SA for OJSC Russian Agricultural Bank (A3)(c)
	1,500,000	7.750		05/29/18	1,470,000
VTB Capital SA (BBB+/A2)
	840,000	6.609		10/31/12	814,800
	3,900,000	6.609	(c)	10/31/12	3,807,645
	1,590,000	6.875	(c)(d)	05/29/18	1,550,250

					11,536,932

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Netherlands — 3.6%
CenterCredit International BV (Ba1)
KZT	232,000,000	8.250		09/30/11	1,628,728
KazMunaiGaz Finance Sub BV (BBB-/Baa1)(c)
	$1,850,000	8.375		07/02/13	1,843,987
Majapahit Holding BV (BB-/Ba3)
	2,960,000	7.750		10/17/16	2,782,400
	1,310,000	7.875	(c)	06/29/37	1,139,700
	360,000	7.875		06/29/37	313,200
TuranAlem Finance BV (BB/Ba1)
	450,000	4.283	(a)	01/22/09	429,750
	1,260,000	8.000		03/24/14	1,052,100

					9,189,865

South Africa — 1.0%
Peermont Proprietary Global Ltd. (B/B3)
EUR	1,910,000	7.750		04/30/14	2,390,725

Trinidad and Tobago(c) — 0.4%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
	$1,230,000	6.050		01/15/36	1,122,485

Ukraine — 0.1%
Nak Naftogaz Ukrainy (Ba3)
	200,000	8.125		09/30/09	192,250

United Arab Emirates(a) — 0.6%
Jafz Sukuk Ltd. (A+/A1)
AED	5,400,000	3.291		11/27/12	1,475,313

United Kingdom(c) — 0.5%
UK SPV Credit Finance PLC (Ba2)
	$1,300,000	8.000		02/06/12	1,139,319

Venezuela — 1.0%
Petroleos de Venezuela SA (BB-)
	3,490,000	5.250		04/12/17	2,425,550

TOTAL CORPORATE OBLIGATIONS					$40,739,766

Credit Linked Notes(c)(f) — 1.9%
Brazil — 1.9%
Federal Republic of Brazil
BRL	2,700,000	6.000%		05/19/15	$2,684,505
	$443,768	6.000		05/16/17	532,610
BRL	1,000,000	6.000		05/17/45	1,610,600

					4,827,715

TOTAL CREDIT LINKED NOTES					$4,827,715

		Expiration
Units		Date	Value
Warrants — 0.5%
Republic of Argentina
EUR	3,300,000	12/15/35	$407,862
	$2,300,000	12/15/35	215,050
ARS	23,090,000	12/15/35	683,039

TOTAL WARRANTS			$1,305,951

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Debt Obligation(g) — 0.2%
Supranational — 0.2%
International Bank Reconstruction & Development (AAA/Aaa)
UYU	6,396,727	3.400%	04/15/17	$336,481

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 91.7%				$230,885,633

Repurchase Agreement(h) — 4.8%
Joint Repurchase Agreement Account II
	$12,200,000	2.666%	07/01/08	$12,200,000
Maturity Value: $12,200,903

TOTAL INVESTMENTS — 96.5%				$243,085,633

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.5%				8,798,943

NET ASSETS — 100.0%				$251,884,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2008.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt form registration. Total market value of Rule 144A securities amounts to $43,579,272, which represents approximately 17.3% of net assets as of June 30, 2008.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f) The underlying security is a government bond issued by the Federal Republic of Brazil.
(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(h) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2008, the Fund had outstanding forward foreign currency exchange contracts both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Purchase	08/04/08	$2,416,000	$2,502,504	$86,504
Brazilian Real	Sale	08/04/08	3,860,800	3,858,174	2,626
Hungarian Forint	Purchase	08/15/08	310,707	332,927	22,220
Indian Rupee	Sale	07/24/08	2,488,964	2,467,952	21,012
Indian Rupee	Sale	08/04/08	295,761	284,730	11,031
Mexican Peso	Purchase	07/17/08	9,272,974	9,494,509	221,535
Taiwan Dollar	Purchase	08/04/08	2,309,256	2,335,227	25,971

TOTAL					$390,899

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	08/04/08	$1,792,863	$1,914,708	$(121,845)
Euro	Sale	07/09/08	2,644,936	2,684,555	(39,619)
Hungarian Forint	Sale	08/15/08	4,197,978	4,624,318	(426,340)
Indian Rupee	Purchase	07/24/08	2,661,559	2,467,952	(193,607)
Indian Rupee	Purchase	08/04/08	287,756	284,730	(3,026)
Mexican Peso	Sale	07/17/08	9,248,240	9,494,509	(246,269)
Malaysian Ringgit	Purchase	08/04/08	2,367,864	2,313,152	(54,712)
Yuan Renminbi	Purchase	08/04/08	2,507,000	2,505,789	(1,211)

TOTAL					$(1,086,629)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

5 Year U.S. Treasury Notes	132	September 2008	$14,593,219	$17,938

INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Loss

JPMorgan Securities, Inc.	BRL	18,000	01/04/10	13.120%	Brazilian Interbank Deposit Average	$(218,262)
		105,000	01/04/10	13.280	Brazilian Interbank Deposit Average	(1,117,142)
		42,000	01/04/10	14.010	Brazilian Interbank Deposit Average	(259,160)
	HUF	948,000	04/02/13	8.490	Budapest Interbank Offered Rate	(35,468)

TOTAL						$(1,630,032)

TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$248,813,608

Gross unrealized gain	3,411,978
Gross unrealized loss	(9,139,953)

Net unrealized security loss	$(5,727,975)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 93.2%
Aerospace — 0.7%
Esterline Technologies Corp. (B+/B1)
	$770,000	7.750%		06/15/13	$770,000
Mecachrome International, Inc. (B/B3)
EUR	3,500,000	9.000		05/15/14	4,683,992
Moog, Inc. (BB-/Ba3)
	$210,000	6.250		01/15/15	199,500
Sequa Corp. (B-/Caa2)(a)
	9,500,000	11.750		12/01/15	8,692,500
	4,500,000	13.500		12/01/15	4,275,000
TransDigm, Inc. (B-/B3)
	5,250,000	7.750		07/15/14	5,184,375
Vought Aircraft Industries, Inc. (CCC/Caa1)
	2,750,000	8.000		07/15/11	2,564,375

					26,369,742

Agriculture — 0.7%
Land O’ Lakes, Inc. (BB/Ba2)
	320,000	8.750		11/15/11	324,800
Land O’ Lakes, Inc. (BBB-/Baa3)
	3,150,000	9.000		12/15/10	3,252,375
National Beef Packing Co. LLC/NB Finance Corp. (B-/Caa1)
	2,750,000	10.500		08/01/11	2,516,250
Pilgrim’s Pride Corp. (B/B3)
	4,250,000	8.375		05/01/17	3,155,625
Pilgrim’s Pride Corp. (B+/B3)
	6,000,000	7.625		05/01/15	4,935,000
Smithfield Foods, Inc. (BB-/Ba3)
	1,500,000	7.750		05/15/13	1,331,250
	4,250,000	7.750		07/01/17	3,570,000
Tereos Europe (BB/Ba3)
EUR	3,750,000	6.375		04/15/14	4,516,707

					23,602,007

Automotive — 2.6%
FCE Bank PLC (B+/B1)
	2,000,000	5.955	(c)	09/30/09	2,896,990
	6,700,000	7.125		01/16/12	8,491,802
	11,250,000	7.125		01/15/13	14,081,497
Ford Motor Co. (CCC+/Caa1)
	$9,000,000	7.450		07/16/31	5,175,000
	1,250,000	8.900		01/15/32	800,000
Ford Motor Credit Co. LLC (B-/B1)
	4,735,000	7.875		06/15/10	4,024,596
	2,500,000	9.750		09/15/10	2,157,848
	11,250,000	9.875		08/10/11	9,450,959
	14,000,000	7.250		10/25/11	10,884,619
	7,000,000	7.000		10/01/13	5,145,909
	9,250,000	8.000		12/15/16	6,793,061
General Motors Corp. (B/Caa1)
EUR	2,250,000	7.250		07/03/13	2,302,635
	$2,000,000	7.125		07/15/13	1,260,000
	2,000,000	7.700		04/15/16	1,200,000
	1,750,000	8.800	(d)	03/01/21	1,028,125
	2,750,000	8.250		07/15/23	1,622,500
EUR	2,375,000	8.375		07/05/33	2,019,233
	$18,540,000	8.375		07/15/33	10,938,600

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Automotive — (continued)
General Motors Nova Scotia Finance Co. (B/Caa1)
	$750,000	6.850%		10/15/08	$727,500

					91,000,874

Automotive — Distributor — 0.1%
Keystone Automotive Operations, Inc. (CCC/Caa2)
	4,000,000	9.750		11/01/13	2,420,000

Automotive Parts — 1.4%
Accuride Corp. (B-/B3)
	3,000,000	8.500		02/01/15	2,197,500
Allison Transmission, Inc. (B-/Caa1)(a)
	4,500,000	11.000		11/01/15	3,960,000
	3,250,000	11.250	(e)	11/01/15	2,795,000
Lear Corp. Series B (B+/B3)
	5,000,000	8.500		12/01/13	4,150,000
Tenneco Automotive, Inc. (BB/Ba3)
	1,029,000	10.250		07/15/13	1,075,305
Tenneco, Inc. (B/B3)
	3,250,000	8.625		11/15/14	2,876,250
Tenneco, Inc. (BB-/B2)(a)
	2,000,000	8.125		11/15/15	1,810,000
The Goodyear Tire & Rubber Co. (BB-/B2)
	5,000,000	7.857		08/15/11	4,950,000
The Goodyear Tire & Rubber Co. (BB-/Ba3)
	1,950,000	9.000		07/01/15	1,940,250
TRW Automotive, Inc. (BB/Ba3)
EUR	7,000,000	6.375		03/15/14	8,651,609
	$6,000,000	7.000	(a)	03/15/14	5,160,000
United Components, Inc. (CCC+/Caa1)
	5,500,000	9.375		06/15/13	5,183,750
Visteon Corp. (B-/Caa1)(a)
	2,069,000	12.250		12/31/16	1,634,510
Visteon Corp. (B-/Caa2)
	802,000	8.250		08/01/10	709,770
	2,000,000	7.000		03/10/14	1,080,000

					48,173,944

Building Materials — 3.0%
ACIH, Inc. (D/Caa3)(a)(b)(f)
	6,000,000	11.500		12/15/12	690,000
Associated Materials, Inc. (CCC/Caa2)(b)
	13,500,000	11.250		03/01/14	9,112,500
Associated Materials, Inc. (CCC+/B3)
	1,250,000	9.750		04/15/12	1,246,875
Calcipar SA (BB+/Ba2)(c)
EUR	6,275,000	5.931		07/01/14	8,249,533
CPG International, Inc. (B/B3)
	$3,500,000	10.500		07/01/13	2,922,500
Grohe Holding GMBH (B/B2)(c)
EUR	4,500,000	7.622		01/15/14	6,243,682
Grohe Holding GMBH (CCC+/B3)
	24,000,000	8.625		10/01/14	27,962,251
Heating Finance PLC (CCC/Caa3)
GBP	2,000,000	7.875		03/31/14	1,234,947

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — (continued)
Interface, Inc. (B-/B3)
	$2,000,000	9.500%	02/01/14	$2,075,000
Legrand S.A. (BBB/Baa3)
	5,050,000	8.500	02/15/25	5,459,867
Masonite Corp.
	7,000,000	11.000	04/06/15	4,506,250
Nortek, Inc. (CCC/Caa1)
	24,500,000	8.500	09/01/14	16,047,500
NTK Holdings, Inc. (CCC/Caa2)(b)
	12,250,000	10.750	03/01/14	5,635,000
Owens Corning, Inc. (BBB-/Ba1)
	3,250,000	6.500	12/01/16	2,966,347
	1,750,000	7.000	12/01/36	1,455,804
Panolam Industries International, Inc. (CCC+/Caa1)
	6,500,000	10.750	10/01/13	5,118,750
PLY Gem Industries, Inc. (CCC+/Caa2)
	7,000,000	9.000	02/15/12	4,130,000
Texas Industries, Inc. (BB-/Ba3)
	2,500,000	7.250	07/15/13	2,487,500
Werner Holdings Co., Inc. (WR)(f)
	3,000,000	10.000	11/15/07	300

				107,544,606

Capital Goods — 2.6%
Altra Industrial Motion, Inc. (B+/B1)
	4,000,000	9.000	12/01/11	4,090,000
Baldor Electric Co. (B/B3)
	13,500,000	8.625	02/15/17	13,533,750
Belden, Inc. (BB-/Ba1)
	1,250,000	7.000	03/15/17	1,206,250
Briggs & Stratton Corp. (BB+/Ba1)
	2,500,000	8.875	03/15/11	2,562,500
General Cable Corp. (B+/B1)
	50,000	7.125	04/01/17	47,500
Mueller Water Products, Inc. (B/B3)
	6,500,000	7.375	06/01/17	5,622,500
Nexans SA (BB+)
EUR	8,000,000	5.750	05/02/17	10,580,311
RBS Global & Rexnord Corp. (B-/B3)
	$18,250,000	9.500	08/01/14	17,702,500
	7,000,000	8.875	09/01/16	6,545,000
RBS Global & Rexnord Corp. (CCC+/Caa1)
	14,500,000	11.750	08/01/16	13,883,750
Sensata Technologies (B-/Caa1)
	9,750,000	8.000	05/01/14	8,921,250
Terex Corp. (B+/Ba3)
	3,000,000	8.000	11/15/17	3,000,000
Texon International PLC (WR)(f)
DEM	2,250,000	10.000	02/01/10	—
VAC Finanzierung GMBH (B/B3)
EUR	4,000,000	9.250	04/15/16	5,793,980

				93,489,291

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — 4.6%
Basell AF SCA (B-/B3)
	$19,250,000	8.375	%(a)	08/15/15	$12,993,750
EUR	5,000,000	8.375		08/15/15	5,097,285
Cognis GMBH (B/B1)(c)
	7,250,000	6.958		09/15/13	9,759,629
Cognis GMBH (CCC+/Caa1)
	4,750,000	9.500		05/15/14	6,366,194
Compass Minerals International, Inc. (B+)(b)
	$4,661,000	12.000		06/01/13	4,917,355
Equistar Chemicals LP (B+/B3)
	2,000,000	7.550		02/15/26	1,350,000
Ferro Corp. (B+/B1)
	3,250,000	9.125		01/01/09	3,335,336
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (B/B3)
	11,250,000	9.750		11/15/14	10,181,250
Huntsman International LLC (B/B3)
	3,000,000	7.875		11/15/14	2,790,000
Ineos Group Holdings PLC (B-/B2)
EUR	15,500,000	7.875		02/15/16	15,801,585
Ineos Group Holdings PLC (B-/B3)
	$12,570,000	8.500	(a)	02/15/16	8,359,050
Invista (BB/Ba3)(a)
	6,325,000	9.250		05/01/12	6,419,875
KRATON Polymers LLC/Capital Corp. (CCC-/Caa1)
	7,975,000	8.125		01/15/14	4,226,750
MacDermid, Inc. (CCC+/Caa1)(a)
	7,750,000	9.500		04/15/17	7,207,500
Momentive Performance Materials, Inc. (B/B3)
EUR	3,000,000	9.000		12/01/14	3,554,323
	$8,250,000	9.750		12/01/14	7,012,500
	4,000,000	10.125	(e)	12/01/14	3,360,000
Momentive Performance Materials, Inc. (CCC+/Caa2)
	7,500,000	11.500		12/01/16	5,625,000
Nalco Co. (B-/B3)
EUR	3,375,000	9.000		11/15/13	5,260,635
Rhodia S.A. (BB/B1)(c)
	7,250,000	7.497		10/15/13	10,116,340
Rockwood Specialties Group, Inc. (BB-/B3)
	$290,000	7.500		11/15/14	284,200
EUR	14,000,000	7.625		11/15/14	20,113,612
SPCM SA (BB-/B3)
	2,875,000	8.250		06/15/13	4,096,525
The Mosaic Co. (BBB-/Baa3)(a)
	$1,125,000	7.625		12/01/14	1,181,250
	3,385,000	7.875		12/01/16	3,605,025

					163,014,969

Conglomerates — 1.3%
Blount, Inc. (B/B2)
	6,750,000	8.875		08/01/12	6,750,000
Bombardier, Inc. (BB+/Ba2)(a)
	6,750,000	6.750		05/01/12	6,564,375
	3,000,000	8.000		11/15/14	3,060,000
EUR	2,000,000	7.250		11/15/16	3,007,202

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Conglomerates — (continued)
Park-Ohio Industries, Inc. (B-/B3)
	$5,000,000	8.375%		11/15/14	$4,100,000
Polypore, Inc. (B-/B3)
EUR	13,750,000	8.750		05/15/12	17,989,452
Trimas Corp. (B-/B3)
	$5,401,000	9.875		06/15/12	4,752,880

					46,223,909

Consumer Products — Household & Leisure — 2.8%
Affinion Group, Inc. (B-/B2)
	6,500,000	10.125		10/15/13	6,500,000
Affinion Group, Inc. (B-/B3)
	4,125,000	11.500		10/15/15	4,114,687
Ames True Temper (CCC-/Caa3)
	3,750,000	10.000		07/15/12	2,025,000
Easton-Bell Sports, Inc. (CCC+/Caa1)
	4,500,000	8.375		10/01/12	3,566,250
Elizabeth Arden, Inc. (B+/B1)
	1,750,000	7.750		01/15/14	1,636,250
FTD Group, Inc. (B-/B3)
	3,859,000	7.750		02/15/14	3,859,000
Harry & David Holdings, Inc. (B-/B3)
	3,110,000	9.000		03/01/13	2,814,550
Jarden Corp. (B/B3)
	9,000,000	7.500		05/01/17	7,920,000
Safilo Capital International S.A. (BB-/B2)
EUR	7,150,000	9.625		05/15/13	10,525,599
Sealy Mattress Co. (BB-/B2)
	$7,000,000	8.250		06/15/14	5,810,000
Simmons Bedding Co. (B/B2)
	3,500,000	7.875		01/15/14	2,992,500
Simmons Bedding Co. (CCC+/B3)(b)
	4,500,000	10.000		12/15/14	3,352,500
Solo Cup Co. (CCC/Caa2)
	6,250,000	8.500		02/15/14	5,468,750
Spectrum Brands, Inc. (CCC-/Caa3)
	5,000,000	11.500	(e)	10/02/13	4,100,000
	13,000,000	7.375		02/01/15	8,190,000
Visant Corp. (B+/B1)
	7,000,000	7.625		10/01/12	6,860,000
Visant Holding Corp. (B-/B3)
	11,250,000	8.750		12/01/13	10,940,625
	9,500,000	10.250	(b)	12/01/13	9,120,000

					99,795,711

Consumer Products — Industrial — 0.7%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(b)
	7,000,000	10.670		05/15/13	6,965,000
Johnsondiversey, Inc. (B/B2)
	4,005,000	9.625		05/15/12	4,045,050
EUR	8,845,000	9.625		05/15/12	13,508,239

					24,518,289

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Non Durable — 1.7%
Belvedere SA (D/Caa2)(f)
EUR	4,500,000	8.106	05/15/13	4,853,245
Chattem, Inc. (B/B2)
	$2,655,000	7.000%	03/01/14	$2,628,450
Constellation Brands, Inc. (B/B2)
	1,522,000	8.125	01/15/12	1,514,390
Constellation Brands, Inc. (BB-/Ba3)
	2,000,000	7.250	09/01/16	1,890,000
	8,000,000	7.250	05/15/17	7,540,000
Prestige Brands, Inc. (B-/B3)
	2,100,000	9.250	04/15/12	2,089,500
Reddy Ice Holdings, Inc. (B-/B3)(b)
	3,865,000	10.500	11/01/12	3,265,925
Sally Holdings LLC (B-/B3)
	13,250,000	9.250	11/15/14	12,653,750
Sally Holdings LLC (CCC+/Caa1)
	16,750,000	10.500	11/15/16	15,933,437
Yankee Acquisition Corp. (B-/B3)
	3,000,000	8.500	02/15/15	2,325,000
Yankee Acquisition Corp. (CCC+/Caa1)
	2,250,000	9.750	02/15/17	1,625,625

				56,319,322

Defense — 1.0%
Alliant Techsystems, Inc. (BB-/B1)
	6,250,000	6.750	04/01/16	6,046,875
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000	02/01/12	1,980,000
DRS Technologies, Inc. (B/B3)
	3,500,000	6.875	11/01/13	3,508,750
	3,750,000	7.625	02/01/18	3,937,500
DRS Technologies, Inc. (BB-/B1)
	2,000,000	6.625	02/01/16	2,030,000
L-3 Communications Corp. (BB+/Ba3)
	2,500,000	6.125	07/15/13	2,356,250
	5,250,000	6.125	01/15/14	4,935,000
	3,000,000	5.875	01/15/15	2,775,000
	9,350,000	6.375	10/15/15	8,730,562

				36,299,937

Energy — Coal — 0.8%
Arch Western Finance LLC (BB-/B1)
	4,670,000	6.750	07/01/13	4,576,600
Foundation PA Coal Co. (B/Ba3)
	275,000	7.250	08/01/14	274,313
Massey Energy Co. (B+/B2)
	6,500,000	6.875	12/15/13	6,329,375
New World Resources BV (B/B3)
EUR	5,000,000	7.375	05/15/15	7,006,307
Peabody Energy Corp. (BB/Ba1)
	$4,000,000	6.875	03/15/13	4,020,000
	1,000,000	5.875	04/15/16	940,000
	5,500,000	7.375	11/01/16	5,500,000

				28,646,595

Energy — Exploration & Production — 3.0%
Chesapeake Energy Corp. (BB/Ba3)
	5,250,000	6.375	06/15/15	4,974,375

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Energy — Exploration & Production — (continued)
	$6,530,000	6.625%	01/15/16	$6,268,800
	9,750,000	6.875	01/15/16	9,408,750
EUR	2,750,000	6.250	01/15/17	3,831,820
	$11,250,000	6.500	08/15/17	10,490,625
	2,500,000	7.250	12/15/18	2,443,750
Cimarex Energy Co. (BB/B1)
	5,000,000	7.125	05/01/17	4,875,000
Encore Acquisition Co. (B+/B1)
	8,250,000	6.000	07/15/15	7,755,000
	3,000,000	7.250	12/01/17	2,932,500
EXCO Resources, Inc. (B-/Caa1)
	4,000,000	7.250	01/15/11	3,935,000
KCS Energy, Inc. (B/B3)
	2,375,000	7.125	04/01/12	2,280,000
Newfield Exploration Co. (BB-/Ba3)
	6,000,000	6.625	04/15/16	5,520,000
	2,000,000	7.125	05/15/18	1,900,000
OPTI Canada, Inc. (BB+/B1)
	8,000,000	7.875	12/15/14	7,900,000
Plains Exploration & Production Co. (BB/B1)
	5,000,000	7.750	06/15/15	5,012,500
	4,000,000	7.000	03/15/17	3,840,000
	2,500,000	7.625	06/01/18	2,493,750
Quicksilver Resources, Inc. (B/B2)
	6,000,000	7.125	04/01/16	5,550,000
Range Resources Corp. (BB/Ba3)
	3,750,000	6.375	03/15/15	3,609,375
SandRidge Energy Inc. (B-/B3)(a)
	2,500,000	8.000	06/01/18	2,506,250
Southwestern Energy Co. (BB+/Ba2)(a)
	3,000,000	7.500	02/01/18	3,075,000
Whiting Petroleum Corp. (BB-/B1)
	2,500,000	7.250	05/01/13	2,481,250
	2,500,000	7.000	02/01/14	2,456,250

				105,539,995

Energy — Refining(a) — 0.2%
Petroplus Finance Ltd. (BB-/B1)
	2,500,000	6.750	05/01/14	2,278,125
	6,500,000	7.000	05/01/17	5,825,625

				8,103,750

Energy — Services — 0.4%
Compagnie Generale de Geophysique-Veritas (BB/Ba3)
	3,500,000	7.500	05/15/15	3,521,875
Helix Energy Solutions Group, Inc. (BB-/B3)(a)
	4,250,000	9.500	01/15/16	4,356,250
Key Energy Services, Inc. (BB-/B1)(a)
	5,875,000	8.375	12/01/14	5,992,500
Seitel, Inc. (B-/B3)
	2,000,000	9.750	02/15/14	1,790,000

				15,660,625

Entertainment & Leisure — 0.7%
AMC Entertainment, Inc. (B-/Ba3)
	1,875,000	8.625	08/15/12	1,935,937

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Entertainment & Leisure — (continued)
AMC Entertainment, Inc. (CCC+/B2)
	$4,250,000	11.000%		02/01/16	$4,218,125
HRP Myrtle Beach Operations LLC (B+/B2)(a)(c)
	1,750,000	7.383		04/01/12	1,505,000
Universal City Development Partners (B+/B1)
	8,750,000	11.750		04/01/10	9,034,375
Universal City Florida Holding Co. (B-/B3)
	1,125,000	8.375		05/01/10	1,113,750
WMG Acquisition Corp. (B/B3)
	5,750,000	7.375		04/15/14	4,786,875
WMG Holdings Corp. (B/B3)(b)
	4,550,000	9.500		12/15/14	2,877,875

					25,471,937

Environmental — 1.1%
Allied Waste North America, Inc. (BB/B1)
	2,000,000	6.500		11/15/10	2,000,000
	3,875,000	6.375		04/15/11	3,836,250
	4,000,000	7.875		04/15/13	4,070,000
	3,000,000	6.125		02/15/14	2,902,500
	8,250,000	7.250		03/15/15	8,229,375
Allied Waste North America, Inc. Series B (BB/B1)
	3,305,000	7.125		05/15/16	3,288,475
	4,500,000	6.875		06/01/17	4,421,250
Waste Services (B-/Caa1)
	7,250,000	9.500		04/15/14	7,286,250
WCA Waste Corp. (B-/B3)
	2,500,000	9.250		06/15/14	2,493,750

					38,527,850

Finance — 1.8%
ETrade Financial Corp. (B/Ba3)
	6,000,000	7.375		09/15/13	5,190,000
General Motors Acceptance Corp. (B-/B3)
EUR	2,750,000	4.750		09/14/09	3,593,685
	$3,000,000	7.250		03/02/11	2,235,368
	20,200,000	6.875		09/15/11	14,448,745
	6,000,000	6.750		12/01/14	3,972,762
	13,785,000	8.000		11/01/31	8,960,250
GMAC Canada Ltd. (B/B3)
GBP	500,000	6.625		12/17/10	791,760
GMAC Canada Ltd. (B-/B3)
CAD	1,000,000	4.601	(c)	05/22/09	931,647
EUR	3,000,000	6.000		05/23/12	3,306,347
GMAC International Finance BV (B-/B3)
	1,750,000	6.056	(c)	05/22/09	2,438,431
	2,000,000	5.750		05/21/10	2,519,122
GMAC LLC (B-/B3)
	4,000,000	5.750		09/27/10	4,597,397
	2,500,000	5.375		06/06/11	2,715,928
NCO Group, Inc. (B-/Caa1)
	$7,250,000	11.875		11/15/14	5,981,250
Nuveen Investments, Inc. (B-/B3)(a)
	2,500,000	10.500		11/15/15	2,306,250

					63,988,942

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Finance Insurance(a) — 0.2%
HUB International Holdings, Inc. (CCC+/B3)
	$6,250,000	9.000%	12/15/14	$5,687,500

Food — 1.5%
Dean Foods Co. (B/B3)
	$8,000,000	7.000	06/01/16	6,940,000
Dole Food Co. (B-/Caa1)
	5,013,000	8.625	05/01/09	4,812,480
	3,000,000	7.250	06/15/10	2,715,000
	3,250,000	8.875	03/15/11	2,908,750
Foodcorp Ltd. (B/B2)
EUR	7,000,000	8.875	06/15/12	7,494,387
Michael Foods, Inc. (B-/B3)
	$4,500,000	8.000	11/15/13	4,443,750
Pinnacle Foods Finance LLC (CCC/Caa2)
	17,750,000	9.250	04/01/15	15,708,750
	11,500,000	10.625	04/01/17	9,372,500

				54,395,617

Gaming — 6.4%
Boyd Gaming Corp. (BB/B1)
	3,000,000	6.750	04/15/14	2,310,000
	1,000,000	7.125	02/01/16	732,500
Buffalo Thunder Development Authority (B/B2)(a)
	2,500,000	9.375	12/15/14	1,625,000
CCM Merger, Inc. (B-/Caa1)(a)
	4,500,000	8.000	08/01/13	3,825,000
Chukchansi Economic Development Authority (B+/B2)(a)
	4,000,000	8.000	11/15/13	3,430,000
Circus & Eldorado (B/B2)
	3,500,000	10.125	03/01/12	3,395,000
Cirsa Capital Luxembourg SA (B+/B3)
EUR	1,750,000	7.875	07/15/12	2,314,443
Cirsa Finance Luxembourg SA (B+/B2)
	6,250,000	8.750	05/15/14	8,364,271
Codere Finance Luxembourg SA (BB-/B2)
	17,250,000	8.250	06/15/15	23,085,389
Galaxy Entertainment Finance Co. Ltd. (B+/B1)(a)
	$1,500,000	9.875	12/15/12	1,456,875
Harrah’s Operating Co., Inc. (B+/Caa1)(a)
	8,000,000	10.750	02/01/16	6,560,000
Harrah’s Operating Co., Inc. (B-/Caa2)
	8,375,000	5.625	06/01/15	4,459,688
	8,000,000	6.500	06/01/16	4,400,000
Herbst Gaming, Inc. (D/C)(f)
	2,000,000	8.125	06/01/12	300,000
Indianapolis Downs LLC & Capital Corp. (B/B3)(a)
	2,250,000	11.000	11/01/12	2,047,500
Isle of Capri Casinos, Inc. (B-/B3)
	3,250,000	7.000	03/01/14	2,307,500
Mandalay Resort Group (B+/B1)
	2,000,000	9.375	02/15/10	1,990,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Mashantucket Pequot Tribe (BB+/Ba2)(a)
	$4,000,000	8.500%	11/15/15	$3,520,000
MGM Mirage, Inc. (B+/B1)
	5,125,000	8.375	02/01/11	4,958,437
MGM Mirage, Inc. (BB/Ba2)
	2,000,000	8.500	09/15/10	1,980,000
	1,000,000	6.750	09/01/12	892,500
	7,375,000	6.750	04/01/13	6,342,500
	2,000,000	5.875	02/27/14	1,610,000
	20,625,000	6.625	07/15/15	16,680,469
	12,000,000	7.500	06/01/16	9,930,000
	1,750,000	7.625	01/15/17	1,430,625
Mirage Resorts, Inc. (BB/Ba2)
	3,125,000	7.250	08/01/17	2,625,000
Mohegan Tribal Gaming Authority (B/Ba3)
	3,000,000	8.000	04/01/12	2,745,000
	1,305,000	7.125	08/15/14	1,083,150
MTR Gaming Group, Inc. (BB-/B2)
	3,000,000	9.750	04/01/10	3,030,000
Park Place Entertainment Corp. (B-/Caa2)
	5,000,000	7.875	03/15/10	4,587,500
	2,500,000	8.125	05/15/11	2,012,500
Peermont Proprietary Global Ltd. (B/B3)
EUR	14,000,000	7.750	04/30/14	17,523,640
Penn National Gaming, Inc. (BB-/B1)
	$4,000,000	6.750	03/01/15	3,880,000
Pinnacle Entertainment, Inc. (B+/B3)
	4,750,000	8.250	03/15/12	4,643,125
	1,500,000	8.750	10/01/13	1,500,000
	6,250,000	7.500	06/15/15	4,796,875
Pokagon Gaming Authority (B/B3)(a)
	1,865,000	10.375	06/15/14	1,995,550
River Rock Entertainment (B+/B2)
	2,000,000	9.750	11/01/11	2,000,000
San Pasqual Casino (BB-/B2)(a)
	2,375,000	8.000	09/15/13	2,161,250
Seneca Gaming Corp. (BB/Ba2)
	550,000	7.250	05/01/12	522,500
Shingle Springs Tribal Gaming Authority (B/B3)(a)
	8,000,000	9.375	06/15/15	6,720,000
Snoqualmie Entertainment Authority (B/B3)(a)
	5,000,000	9.125	02/01/15	3,700,000
Station Casinos, Inc. (B+/B3)
	2,500,000	6.000	04/01/12	2,003,125
	2,000,000	7.750	08/15/16	1,522,500
Station Casinos, Inc. (B-/Caa2)
	12,500,000	6.500	02/01/14	7,234,375
	17,100,000	6.875	03/01/16	9,405,000
Tropicana Entertainment LLC (WR)(f)
	4,000,000	9.625	12/15/14	1,920,000
Turning Stone Casino Resort Enterprise (B+/B1)(a)
	2,950,000	9.125	09/15/14	2,935,250
Wynn Las Vegas LLC (BBB-/Ba2)
	16,500,000	6.625	12/01/14	15,097,500

				225,591,537

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Medical Products — 2.7%
Accellent, Inc. (CCC+/Caa3)
	$9,000,000	10.500%	12/01/13	$8,235,000
Advanced Medical Optics, Inc. (B-/B2)
	6,030,000	7.500	05/01/17	5,547,600
Bausch & Lomb, Inc. (B/Caa1)(a)
	12,500,000	9.875	11/01/15	12,687,500
Fisher Scientific International, Inc. (BBB/Baa3)
	2,250,000	6.125	07/01/15	2,236,673
Fresenius (BB+/Ba2)
	6,625,000	6.875	07/15/17	6,513,351
PTS Acquisition Corp. (B/Caa1)
	22,750,000	9.500	04/15/15	20,020,000
PTS Acquisition Corp. (B-/Caa1)
EUR	10,000,000	9.750	04/15/17	11,021,157
ReAble Therapeutics Finance LLC (B-/Caa1)(a)
	$8,500,000	10.875	11/15/14	8,500,000
The Cooper Companies, Inc. (BB-/Ba3)
	2,000,000	7.125	02/15/15	1,915,000
VWR Funding, Inc. (B-/Caa1)(e)
	19,500,000	10.250	07/15/15	17,988,750

				94,665,031

Health Care — Pharmaceutical — 0.5%
Angiotech Pharmaceuticals, Inc. (C/Caa1)
	4,375,000	7.750	04/01/14	3,237,500
Elan Finance PLC/Elan Finance Corp. (B/B3)
	6,000,000	7.750	11/15/11	5,902,500
	1,500,000	8.875	12/01/13	1,509,375
Warner Chilcott Corp. (B-/B3)
	5,731,000	8.750	02/01/15	5,845,620

				16,494,995

Health Care — Services — 4.2%
Alliance Imaging, Inc. (B-/B3)
	4,000,000	7.250	12/15/12	3,760,000
Community Health Systems, Inc. (B/B3)
	17,000,000	8.875	07/15/15	17,170,000
CRC Health Corp. (CCC+/Caa1)
	3,250,000	10.750	02/01/16	2,665,000
DaVita, Inc. (B/B2)
	5,500,000	7.250	03/15/15	5,362,500
DaVita, Inc. (B+/B1)
	1,500,000	6.625	03/15/13	1,447,500
HCA, Inc. (B-/Caa1)
GBP	1,252,000	8.750	11/01/10	2,344,168
	$413,000	6.950	05/01/12	397,513
	925,000	6.300	10/01/12	830,187
	12,250,000	6.250	02/15/13	10,841,250
	5,920,000	6.750	07/15/13	5,209,600
	8,750,000	6.375	01/15/15	7,262,500
	4,000,000	6.500	02/15/16	3,330,000
HCA, Inc. (BB-/B2)
	5,500,000	9.125	11/15/14	5,637,500
	13,000,000	9.250	11/15/16	13,422,500
	12,650,000	9.625 (e)	11/15/16	12,997,875

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — (continued)
Psychiatric Solutions, Inc. (B-/B3)
$2,220,000	7.750%	07/15/15	$2,197,800
Select Medical Corp. (CCC+/B3)
6,000,000	7.625	02/01/15	5,280,000
Senior Housing Properties Trust (BBB-/Ba1)
1,950,000	7.875	04/15/15	1,979,250
Tenet Healthcare Corp. (B/Caa1)
3,000,000	6.375	12/01/11	2,895,000
4,000,000	6.500	06/01/12	3,780,000
9,250,000	7.375	02/01/13	8,648,750
3,000,000	9.875	07/01/14	3,000,000
2,000,000	9.250	02/01/15	1,955,000
U.S. Oncology, Inc. (B-/B2)
5,000,000	9.000	08/15/12	4,950,000
U.S. Oncology, Inc. (CCC+/B3)
1,875,000	10.750	08/15/14	1,860,937
United Surgical Partners International, Inc. (CCC+/Caa1)
5,000,000	8.875	05/01/17	4,650,000
Vanguard Health Holding Co. I (CCC+/Caa1)(b)
3,500,000	11.250	10/01/15	3,062,500
Vanguard Health Holding Co. II (CCC+/Caa1)
8,000,000	9.000	10/01/14	8,040,000
Ventas Realty LP (BBB-/Ba1)
2,000,000	9.000	05/01/12	2,125,000

			147,102,330

Home Construction — 0.3%
K. Hovnanian Enterprises, Inc. (B+/Ba3)(a)
1,750,000	11.500	05/01/13	1,802,500
K. Hovnanian Enterprises, Inc. (CCC+/Caa1)
1,000,000	6.250	01/15/15	625,000
3,450,000	7.500	05/15/16	2,294,250
4,000,000	8.625	01/15/17	2,980,000
Kimball Hill, Inc. (D/WR)(f)
2,250,000	10.500	12/15/12	45,000
Meritage Homes Corp. (BB-/B1)
3,750,000	6.250	03/15/15	3,009,375

			10,756,125

Lodging — 0.5%
Gaylord Entertainment Co. (B+/Caa1)
4,825,000	8.000	11/15/13	4,632,000
Host Hotels & Resorts LP (BB)
3,000,000	6.875	11/01/14	2,760,000
Host Marriott LP (BB/Ba1)
8,000,000	7.125	11/01/13	7,460,000
3,125,000	6.375	03/15/15	2,750,000

			17,602,000

Machinery — 0.3%
Case New Holland, Inc. (BBB-/Ba3)
3,000,000	7.125	03/01/14	2,925,000
Douglas Dynamics LLC (B-/B3)(a)
1,750,000	7.750	01/15/12	1,487,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Machinery — (continued)
Dresser-Rand Group, Inc. (BB-/B1)
$6,098,000	7.375%		11/01/14	$6,021,775

				10,434,275

Media — 1.3%
DIRECTV Holdings LLC (BB/Ba3)
4,500,000	8.375		03/15/13	4,623,750
1,500,000	6.375		06/15/15	1,402,500
13,500,000	7.625	(a)	05/15/16	13,297,500
EchoStar DBS Corp. (BB-/Ba3)
5,500,000	6.375		10/01/11	5,348,750
4,250,000	7.000		10/01/13	4,080,000
4,000,000	7.750	(a)	05/31/15	3,920,000
5,150,000	7.125		02/01/16	4,750,875
Lamar Media Corp. (BB-/Ba3)
5,000,000	7.250		01/01/13	4,787,500
4,500,000	6.625		08/15/15	4,095,000

				46,305,875

Media — Broadcasting & Radio — 1.9%
AMFM, Inc. (B-/WR)
3,000,000	8.000		11/01/08	3,050,208
Bonten Media Acquisition Co. (CCC+/Caa1)(a)(e)
3,500,000	9.000		06/01/15	2,590,000
Clear Channel Communications, Inc. (CCC+/Baa3)
3,625,000	6.250		03/15/11	3,072,188
6,000,000	5.750		01/15/13	4,035,000
10,000,000	5.500		09/15/14	6,050,000
5,750,000	5.500		12/15/16	3,363,750
CMP Susquehanna Corp. (CCC/Caa1)
6,750,000	9.875		05/15/14	4,725,000
Liberty Media LLC (BB+/Ba2)
2,500,000	5.700		05/15/13	2,281,054
2,120,000	8.250		02/01/30	1,873,426
LIN Television Corp. (B+/B1)
8,750,000	6.500		05/15/13	8,006,250
Local TV Finance LLC (CCC+/Caa1)(a)(e)
5,000,000	9.250		06/15/15	3,900,000
Radio One, Inc. (CCC+/B3)
2,250,000	6.375		02/15/13	1,665,000
Sinclair Broadcast Group, Inc. (BB-/Ba3)
1,044,000	8.000		03/15/12	1,054,440
Univision Communications, Inc. (CCC/B3)(a)(e)
28,750,000	9.750		03/15/15	20,987,500

				66,653,816

Media — Cable — 3.0%
Adelphia Communications Corp.(f)
2,000,000	10.250		06/15/49	170,000
Atlantic Broadband Finance LLC (CCC+/Caa1)
3,250,000	9.375		01/15/14	2,990,000
Cablevision Systems Corp. (B+/B2)
8,000,000	8.000		04/15/12	7,560,000
CCH I Holdings LLC (CCC/Caa3)
13,585,000	11.000		10/01/15	10,120,825

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
Charter Communications Holdings II (CCC/Caa2)
	$7,250,000	10.250%		09/15/10	$7,032,500
CSC Holdings, Inc. (BB/B1)
	8,250,000	8.125		07/15/09	8,311,875
	1,250,000	8.125		08/15/09	1,260,938
	5,050,000	6.750		04/15/12	4,759,625
	5,000,000	8.500	(a)	06/15/15	4,925,000
CSC Holdings, Inc. Series B (BB/B1)
	2,000,000	7.625		04/01/11	1,960,000
Frontier Vision(f)
	2,000,000	11.000		10/15/49	—
Kabel Deutschland GmbH (B-/B2)
	5,750,000	10.625		07/01/14	5,893,750
Ono Finance II (CCC+/B3)
EUR	11,500,000	8.000		05/16/14	12,402,738
Ono Finance PLC (CCC+/B3)
	4,250,000	10.500		05/15/14	4,817,820
Rainbow National Services LLC (BB/B1)(a)
	$200,000	8.750		09/01/12	202,500
Rainbow National Services LLC (BB/B2)(a)
	1,909,000	10.375		09/01/14	2,023,540
UPC Holding BV (B-/B3)
EUR	7,500,000	7.750		01/15/14	10,479,940
	9,750,000	8.625		01/15/14	14,122,826
	6,000,000	8.000		11/01/16	8,242,251

					107,276,128

Media — Diversified — 0.7%
CanWest MediaWorks, Inc. (CCC+/B3)
	$9,000,000	8.000		09/15/12	8,010,000
Quebecor Media, Inc. (B/B2)
	7,410,000	7.750		03/15/16	6,928,350
Rogers Wireless Communications, Inc. (BB+/Ba1)
	5,000,000	8.000		12/15/12	5,143,750
Rogers Wireless Communications, Inc. (BBB-/Baa3)
	2,000,000	7.500		03/15/15	2,102,500
Videotron Ltee (BB-/Ba2)
	375,000	6.875		01/15/14	364,688
	1,000,000	6.375		12/15/15	930,000

					23,479,288

Metals — 1.9%
AK Steel Corp. (BB-/B1)
	8,000,000	7.750		06/15/12	8,040,000
Aleris International, Inc. (B-/B3)(e)
	8,500,000	9.000		12/15/14	6,630,000
Aleris International, Inc. (B-/Caa1)
	16,000,000	10.000		12/15/16	11,360,000
FMG Finance Pty Ltd (B+/B1)(a)
	750,000	10.625		09/01/16	874,688
Freeport-McMoRan Copper & Gold, Inc. (BBB-/Ba2)
	750,000	5.883	(c)	04/01/15	750,177
	500,000	8.250		04/01/15	516,250
	5,000,000	8.375		04/01/17	5,287,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Metals — (continued)
GrafTech Finance, Inc. (BB/Ba3)
	$1,377,000	10.250%		02/15/12	$1,425,195
Noranda Aluminium Acquisition Corp. (B-/B3)(c)
	7,000,000	6.828		05/15/15	5,985,000
Noranda Aluminium Holding Corp. (CCC+/Caa1)(c)
	3,250,000	8.578		11/15/14	2,665,000
Novelis, Inc. (B/B3)
	13,500,000	7.250		02/15/15	12,690,000
Steel Dynamics, Inc. (BB+/Ba2)(a)
	7,000,000	7.375		11/01/12	7,000,000
Tube City IMS Corp. (B-/B3)
	3,500,000	9.750		02/01/15	3,220,000

					66,443,810

Packaging — 4.3%
Ball Corp. (BB+/Ba1)
	50,000	6.875		12/15/12	49,875
Berry Plastics Holding Corp. (CCC+/Caa1)
	2,000,000	6.651	(c)	09/15/14	1,610,000
	10,000,000	8.875		09/15/14	8,650,000
Berry Plastics Holding Corp. (CCC+/Caa2)
	8,000,000	10.250		03/01/16	5,920,000
Beverage Packaging Holdings II SA/Luxembourg (B+/B2)
EUR	9,000,000	8.000		12/15/16	11,761,149
Beverage Packaging Holdings II SA/Luxembourg (B-/B3)
	17,000,000	9.500		06/15/17	20,274,994
Clondalkin Acquisition (B+/Ba3)(c)
	1,000,000	6.958		12/15/13	1,392,602
Clondalkin Industries BV (B-/B3)
	2,250,000	8.000		03/15/14	2,816,299
Consol Specialty Glass Ltd. (BB-/B1)
	7,000,000	7.625		04/15/14	8,100,551
Crown Americas LLC (B/B1)
	$8,445,000	7.750		11/15/15	8,466,113
Crown European Holdings SA (BB/Baa3)
EUR	1,500,000	6.250		09/01/11	2,243,593
Gerresheimer Holdings GMBH (BB+/B1)
	4,800,000	7.875		03/01/15	7,481,791
Graham Packaging Co., Inc. (CCC+/Caa1)
	$22,000,000	9.875		10/15/14	19,415,000
Graphic Packaging International, Inc. (B-/B3)
	15,000,000	9.500		08/15/13	14,175,000
Impress Holdings BV (B-/B3)
EUR	14,000,000	9.250		09/15/14	19,617,660
Impress Holdings BV (BB-/Ba3)(c)
	$1,000,000	5.838	(a)	09/15/13	864,185
EUR	2,500,000	7.872		09/15/13	3,503,154
Owens Brockway Glass Container (BB/Ba3)
	$2,500,000	8.250		05/15/13	2,556,250
	1,000,000	6.750		12/01/14	992,500
EUR	750,000	6.750		12/01/14	1,169,030
Plastipak Holdings, Inc. (B/B3)(a)
	$1,165,000	8.500		12/15/15	1,077,625

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Packaging — (continued)
Pregis Corp. (CCC+/Caa2)
	$7,000,000	12.375%	10/15/13	$6,755,000
Stichting Participatie Impress Cooperatieve UA(e)
EUR	967,555	17.000	09/29/49	1,439,583
Tekni-Plex, Inc. (Caa1)
	$2,500,000	10.875	08/15/12	2,525,000

				152,856,954

Paper — 2.3%
Boise Cascade LLC (BB-/B2)
	3,583,000	7.125	10/15/14	2,866,400
Catalyst Paper Corp. (B-/B2)
	3,500,000	8.625	06/15/11	2,975,000
	1,500,000	7.375	03/01/14	1,110,000
Georgia-Pacific Corp. (B+/B2)
	8,500,000	8.125	05/15/11	8,415,000
	1,000,000	9.500	12/01/11	1,020,000
	1,500,000	7.700	06/15/15	1,421,250
	1,250,000	8.000	01/15/24	1,168,750
	2,750,000	7.750	11/15/29	2,426,875
Georgia-Pacific Corp. (BB-/Ba3)(a)
	8,375,000	7.000	01/15/15	7,914,375
	8,125,000	7.125	01/15/17	7,657,812
Jefferson Smurfit Corp. (B-/B3)
	6,000,000	8.250	10/01/12	5,205,000
	1,750,000	7.500	06/01/13	1,443,750
JSG Funding PLC (B+/B2)
	3,000,000	7.750	04/01/15	2,745,000
NewPage Corp. (B-/B2)
	8,000,000	10.000	05/01/12	8,080,000
Smurfit Kappa Funding PLC (B+/B2)
EUR	6,000,000	7.750	04/01/15	8,313,102
Smurfit-Stone Container Enterprises, Inc. (B-/B3)
	$8,500,000	8.000	03/15/17	6,778,750
Stone Container Finance (B-/B3)
	2,250,000	7.375	07/15/14	1,794,375
Verso Paper Holdings LLC, Inc. (B+/B2)
	5,000,000	9.125	08/01/14	4,875,000
Verso Paper Holdings LLC, Inc. (CCC+/B3)
	5,000,000	11.375	08/01/16	4,750,000

				80,960,439

Printing — 0.3%
SGS International, Inc. (B-/B3)
	4,750,000	12.000	12/15/13	4,334,375
Valassis Communications, Inc. (B-/B3)
	5,000,000	8.250	03/01/15	4,537,500

				8,871,875

Publishing — 3.7%
Dex Media West Finance Co. (BB-/B1)
	300,000	8.500	08/15/10	296,250
Dex Media West LLC (B+/B1)
	6,744,000	9.875	08/15/13	6,103,320

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Publishing — (continued)
Dex Media, Inc. (B-/B2)
	$1,250,000	8.000%		11/15/13	$925,000
	12,750,000	9.000	(b)	11/15/13	9,435,000
Idearc, Inc. (B-/B3)
	13,000,000	8.000		11/15/16	8,157,500
Lighthouse International Co. SA (BB-/B3)
EUR	10,000,000	8.000		04/30/14	11,729,660
Morris Publishing Group LLC (CCC+/Caa1)
	$4,500,000	7.000		08/01/13	2,565,000
Nielsen Finance LLC Co. (B-/Caa1)
	17,000,000	10.000		08/01/14	17,170,000
Nielsen Finance LLC Co. (CCC+/Caa1)(b)
	20,500,000	12.500		08/01/16	14,145,000
RH Donnelley Corp. (B+/B1)(a)
	2,820,000	11.750		05/15/15	2,552,100
RH Donnelley Corp. (B-/B3)
	7,000,000	6.875		01/15/13	4,147,500
	7,000,000	8.875		01/15/16	4,305,000
The Nielsen Co. (CCC+/Caa1)(b)
EUR	10,000,000	11.125		08/01/16	9,525,429
TL Acquisitions, Inc. (CCC+/Caa1)(a)
	$19,750,000	10.500		01/15/15	17,083,750
Truvo Subsidiary Corp. (CCC+/Caa1)
EUR	20,250,000	8.500		12/01/14	22,955,497

					131,096,006

Real Estate — 0.5%
Castle HoldCo Ltd. (B/Caa1)(c)
GBP	2,000,000	8.648		05/15/14	2,051,605
Castle HoldCo Ltd. (CCC+/Caa3)
	2,500,000	9.875		05/15/15	1,742,868
Fontainebleau Las Vegas Holdings Corp. LLC (CCC+/Caa1)(a)
	$5,000,000	10.250		06/15/15	3,250,000
Realogy Corp. (B/Caa1)
	7,000,000	10.500		04/15/14	4,847,500
	2,750,000	11.000	(e)	04/15/14	1,677,500
Realogy Corp. (CCC+/Caa2)
	5,000,000	12.375		04/15/15	2,462,500

					16,031,973

Restaurants — 0.5%
Landry’s Restaurants, Inc. (CCC+/B3)(d)
	9,050,000	9.500		12/15/14	8,869,000
OSI Restaurant Partners, Inc. (CCC+/Caa1)(a)
	10,000,000	10.000		06/15/15	6,600,000
Seminole Hard Rock Entertainment, Inc. (BB/B1)(a)(c)
	4,000,000	5.276		03/15/14	3,385,000

					18,854,000

Retailers — 1.7%
AutoNation, Inc. (BB+/Ba2)
	745,000	7.000		04/15/14	663,050
Burlington Coat Factory Warehouse Corp. (CCC+/B3)
	2,250,000	11.125		04/15/14	1,828,125

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Retailers — (continued)
Claire’s Stores, Inc. (CCC/Caa3)
	$3,750,000	10.500%	06/01/17	$1,528,125
Claire’s Stores, Inc. (CCC+/Caa2)
	3,000,000	9.625	06/01/15	1,275,000
Edcon Proprietary Ltd. (BB-/B2)(c)
EUR	12,750,000	8.208	06/15/14	13,148,634
General Nutrition Centers, Inc. (CCC/Caa1)(c)(e)
	$3,000,000	7.199	03/15/14	2,535,000
Michaels Stores, Inc. (CCC/B2)
	9,500,000	10.000	11/01/14	8,193,750
Michaels Stores, Inc. (CCC/Caa1)
	11,500,000	11.375	11/01/16	9,171,250
Neiman-Marcus Group, Inc. (B/B3)
	14,500,000	10.375	10/15/15	14,463,750
Neiman-Marcus Group, Inc. (B+/B2)(e)
	7,000,000	9.000	10/15/15	6,877,500

				59,684,184

Retailers — Food & Drug — 0.7%
Ahold Lease USA, Inc. (BBB-/Baa3)(b)
	856,392	7.820	01/02/20	920,622
	2,000,000	8.620	01/02/25	2,227,500
Ingles Markets, Inc. (B+/B2)
	4,615,000	8.875	12/01/11	4,661,150
Rite Aid Corp. (B+/B3)
	1,250,000	7.500	01/15/15	1,353,125
	5,000,000	7.500	03/01/17	4,025,000
Rite Aid Corp. (CCC+/Caa1)
	3,625,000	9.375	12/15/15	2,437,812
	7,000,000	9.500	06/15/17	4,620,000
Supervalu, Inc. (B+/B1)
	5,000,000	7.500	11/15/14	5,000,000

				25,245,209

Services Cyclical — Business Services — 1.9%
ACCO Brands Corp. (B+/B2)
	7,500,000	7.625	08/15/15	6,862,500
Carlson Wagonlit BV (B-/B2)(c)
EUR	9,000,000	10.607	05/01/15	11,477,748
Cornell Co., Inc. (B/B2)
	$1,500,000	10.750	07/01/12	1,533,750
Corrections Corp. of America (BB/Ba2)
	2,000,000	7.500	05/01/11	2,010,000
	625,000	6.750	01/31/14	617,188
Great Lakes Dredge & Dock Co. (B-/Caa1)
	3,500,000	7.750	12/15/13	3,298,750
Iron Mountain, Inc. (B+/B2)
	3,000,000	8.625	04/01/13	3,018,750
	1,500,000	6.625	01/01/16	1,411,875
	3,000,000	8.000	06/15/20	2,951,250
ISS Holdings A/S (B/Caa1)
EUR	7,000,000	8.875	05/15/16	10,359,888
Savcio Holdings Ltd. (B+/B2)
	2,000,000	8.000	02/15/13	2,771,034
West Corp. (B-/Caa1)
	$10,000,000	9.500	10/15/14	9,025,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Services Cyclical — Business Services — (continued)
	$15,000,000	11.000%		10/15/16	$12,712,500

					68,050,233

Services Cyclical — Consumer Services — 0.1%
Service Corp. International (BB-/B1)
	1,500,000	6.750		04/01/16	1,413,750
	2,000,000	7.000		06/15/17	1,910,000

					3,323,750

Services Cyclical — Rental Equipment — 1.8%
Ahern Rentals, Inc. (B+/B3)
	3,000,000	9.250		08/15/13	2,205,000
Ashtead Capital, Inc. (B/B1)(a)
	3,000,000	9.000		08/15/16	2,647,500
Ashtead Holdings PLC (B/B1)(a)
	2,000,000	8.625		08/01/15	1,760,000
Avis Budget Car Rental (B+/Ba3)
	955,000	7.625		05/15/14	759,225
Europcar Groupe SA (B+/B3)
EUR	3,250,000	8.125		05/15/14	3,505,122
Europcar Groupe SA (BB-/B2)(c)
	4,000,000	8.356		05/15/13	4,912,287
Hertz Corp. (B/B2)
	$10,000,000	10.500		01/01/16	9,200,000
Hertz Corp. (BB-/B1)
EUR	1,000,000	7.875		01/01/14	1,330,411
	$11,475,000	8.875		01/01/14	10,528,312
Neff Corp. (CCC+/Caa2)
	3,000,000	10.000		06/01/15	1,117,500
RSC Equipment Rental, Inc. (B-/Caa1)
	15,000,000	9.500		12/01/14	12,562,500
United Rentals North America, Inc. (B/B2)
	7,000,000	7.750		11/15/13	5,608,750
	5,750,000	7.000		02/15/14	4,449,063
United Rentals North America, Inc. (BB-/B1)
	4,000,000	6.500		02/15/12	3,605,000

					64,190,670

Technology — Hardware — 2.7%
Avago Technologies (B/B3)
	6,250,000	11.875		12/01/15	6,820,313
Avago Technologies Finance Corp. (BB-/B1)
	11,500,000	10.125		12/01/13	12,319,375
Freescale Semiconductor, Inc. (B-/B2)
	4,750,000	8.875		12/15/14	3,859,375
	12,825,000	9.125	(e)	12/15/14	9,875,250
Freescale Semiconductor, Inc. (B-/B3)
	11,500,000	10.125		12/15/16	8,768,750
Lucent Technologies, Inc. (BB-/Ba3)
	2,000,000	5.500		11/15/08	2,000,000
	10,750,000	6.450		03/15/29	8,170,000
Nortel Networks Ltd. (B-/B3)
	1,000,000	6.963	(c)	07/15/11	945,000
	4,750,000	10.125		07/15/13	4,655,000
	1,000,000	10.750	(a)	07/15/16	990,000
	2,000,000	10.750		07/15/16	1,980,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Technology — Hardware — (continued)
NXP BV/NXP Funding LLC (B/Caa1)
EUR	5,500,000	8.625%		10/15/15	$6,581,205
	$10,005,000	9.500		10/15/15	8,654,325
NXP BV/NXP Funding LLC (BB-/B2)
	750,000	5.463	(c)	10/15/13	656,250
EUR	1,500,000	7.497	(c)	10/15/13	1,983,808
	$4,625,000	7.875		10/15/14	4,255,000
Spansion, Inc. (B/Caa2)(a)
	6,000,000	11.250		01/15/16	3,810,000
Xerox Corp. (BBB/Baa2)
EUR	2,000,000	9.750		01/15/09	3,196,136
	$2,250,000	9.750		01/15/09	2,316,678
	2,000,000	7.625		06/15/13	2,075,648

					93,912,113

Technology — Software/Services — 2.7%
First Data Corp. (B/B3)(a)
	20,500,000	9.875		09/24/15	17,835,000
Sabre Holdings Corp. (B-/Caa1)
	10,000,000	8.350		03/15/16	7,725,000
Serena Software, Inc. (CCC+/Caa1)
	5,000,000	10.375		03/15/16	4,687,500
Sungard Data Systems, Inc. (B+/Caa1)
	13,665,000	9.125		08/15/13	13,801,650
Sungard Data Systems, Inc. (B-/Caa1)
	26,625,000	10.250		08/15/15	26,758,125
Travelport, Inc. (B/B3)
EUR	2,000,000	9.485	(c)(d)	09/01/14	2,582,100
	$15,500,000	9.875		09/01/14	13,795,000
Travelport, Inc. (CCC+/Caa1)
	11,000,000	11.875		09/01/16	9,075,000
Travelport, Inc. (Caa1)
EUR	375,000	10.875		09/01/16	463,479

					96,722,854

Telecommunications — 2.0%
BCM Ireland Finance Ltd. (B-/B3)(c)
	3,000,000	9.856		08/15/16	4,227,401
Citizens Communications Co. (BB/Ba2)
	$7,125,000	9.250		05/15/11	7,418,906
	1,500,000	6.250		01/15/13	1,391,250
	755,000	9.000		08/15/31	681,387
Level 3 Financing, Inc. (CCC+/Caa1)
	10,000,000	9.250		11/01/14	9,100,000
Nordic Telephone Co. Holdings (B+/B2)
EUR	12,000,000	8.250		05/01/16	17,098,539
	$8,750,000	8.875	(a)	05/01/16	8,662,500
Qwest Capital Funding, Inc. (B+/B1)
	750,000	7.000		08/03/09	748,125
	5,500,000	7.900		08/15/10	5,486,250
Qwest Communications International, Inc. (B+/Ba3)
	2,500,000	7.500		02/15/14	2,387,500
Qwest Corp. (BBB-/Ba1)
	4,000,000	8.875		03/15/12	4,090,000
	1,450,000	7.500		10/01/14	1,421,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Telecommunications — (continued)
Windstream Corp. (BB/Ba3)
	$6,290,000	8.625%		08/01/16	$6,274,275
	2,200,000	7.000		03/15/19	1,980,000

					70,967,133

Telecommunications — Cellular — 3.5%
Alamosa Delaware, Inc. (BB/Baa3)
	1,500,000	8.500		01/31/12	1,488,616
American Tower Corp. (BB+/Ba1)
	5,000,000	7.125		10/15/12	5,075,000
	2,750,000	7.000	(a)	10/15/17	2,736,250
Centennial Cellular Communications (B/B2)
	1,500,000	10.125		06/15/13	1,545,000
Digicel Group Ltd. (Caa1)(a)
	12,000,000	8.875		01/15/15	11,325,000
	7,573,000	9.125	(e)	01/15/15	7,117,348
Digicel Group Ltd. (B2)(a)
	4,000,000	9.250		09/01/12	4,140,000
Hellas Telecommunications III (CCC+/B3)
EUR	7,125,000	8.500		10/15/13	9,479,179
Hellas Telecommunications Luxembourg II (CCC+/Caa1)(c)
	10,000,000	10.747		01/15/15	11,887,106
Hellas Telecommunications Luxembourg V (B/B1)(c)
	1,250,000	8.247		10/15/12	1,800,778
Nextel Communications, Inc. (BB/Baa3)
	$3,000,000	5.950		03/15/14	2,407,500
	14,000,000	7.375		08/01/15	11,636,545
Orascom Telecom Finance SCA (B-/B2)(a)
	17,250,000	7.875		02/08/14	15,999,375
Rural Cellular Corp. (CCC/B3)
	4,000,000	9.875		02/01/10	4,090,000
Sprint Capital Corp. (BB/Baa3)
	2,500,000	6.900		05/01/19	2,187,935
	1,500,000	8.750		03/15/32	1,431,021
Wind Acquisition Finance SA (B/B2)
EUR	7,000,000	9.750		12/01/15	11,048,710
	$16,750,000	10.750	(a)	12/01/15	17,692,188

					123,087,551

Telecommunications — Satellites — 0.7%
Inmarsat Finance II PLC (BB-/B1)(b)
	6,000,000	10.375		11/15/12	6,052,500
Inmarsat Finance PLC (BB/Ba3)
	1,232,000	7.625		06/30/12	1,256,640
Intelsat Bermuda Ltd. (BB-/B3)
	2,750,000	9.250		06/15/16	2,780,938
Intelsat Bermuda Ltd. (CCC+/Caa2)
	5,000,000	11.250		06/15/16	5,068,750
Intelsat Bermuda Ltd. (CCC+/Caa3)
	1,500,000	6.500		11/01/13	1,057,500
Intelsat Ltd. (CCC+/Caa3)
	9,000,000	7.625		04/15/12	7,200,000

					23,416,328

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Textiles & Apparel — 0.4%
Oxford Industries, Inc. (B+/B1)
	$3,500,000	8.875%	06/01/11	$3,377,500
Perry Ellis International, Inc. (B-/B3)
	1,225,000	8.875	09/15/13	1,154,563
Propex Fabrics, Inc. (WR)(f)
	2,500,000	10.000	12/01/12	25,000
Quiksilver, Inc. (B/Ba3)
	10,000,000	6.875	04/15/15	8,500,000
Warnaco, Inc. (BB+/B1)
	2,000,000	8.875	06/15/13	2,085,000

				15,142,063

Tobacco — 0.2%
Alliance One International, Inc. (B+/B2)
	1,500,000	8.500	05/15/12	1,425,000
	5,500,000	11.000	05/15/12	5,665,000

				7,090,000

Transportation — 0.1%
Stena AB (BB+/Ba3)
	1,000,000	7.500	11/01/13	986,250
EUR	3,000,000	6.125	02/01/17	3,636,982

				4,623,232

Utilities — Distribution — 0.6%
AmeriGas Partners LP (Ba3)
	$3,000,000	7.250	05/20/15	2,808,750
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (Ba3)
	6,750,000	7.125	05/20/16	6,311,250
Ferrellgas Finance LP (B+/Ba3)
	438,000	6.750	05/01/14	401,865
Inergy LP/Inergy Finance Corp. (B+/B1)
	3,550,000	6.875	12/15/14	3,337,000
	3,000,000	8.250	03/01/16	2,985,000
Suburban Propane Partners LP (B+/B1)
	4,250,000	6.875	12/15/13	4,026,875

				19,870,740

Utilities — Electric — 3.8%
AES Corp. (BB-/B1)
	5,250,000	9.375	09/15/10	5,545,312
	5,250,000	7.750	10/15/15	5,177,813
	4,000,000	8.000	10/15/17	3,945,000
	4,000,000	8.000 (a)	06/01/20	3,885,000
Allegheny Energy Supply Co. LLC (BBB-/Ba1)(a)
	5,000,000	8.250	04/15/12	5,243,750
Dynegy Holdings, Inc. (B/B2)
	3,000,000	8.750	02/15/12	3,052,500
	2,500,000	7.500	06/01/15	2,312,500
	4,000,000	8.375	05/01/16	3,920,000
	1,500,000	7.125	05/15/18	1,301,250
	7,000,000	7.750	06/01/19	6,405,000
Edison Mission Energy (BB-/B1)
	2,000,000	7.500	06/15/13	1,985,000
	3,000,000	7.750	06/15/16	3,007,500
	10,000,000	7.000	05/15/17	9,375,000
	6,000,000	7.200	05/15/19	5,640,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Electric — (continued)
Elwood Energy LLC (BB/Ba1)
$2,215,260	8.159%	07/05/26	$2,126,650
Intergen NV (BB-/Ba3)(a)
5,000,000	9.000	06/30/17	5,225,000
Ipalco Enterprises, Inc. (BB/Ba1)
1,500,000	8.625	11/14/11	1,560,000
Midwest Generation LLC (BB+/Baa3)
526,087	8.300	07/02/09	530,033
4,174,001	8.560	01/02/16	4,320,091
Mirant Americas Generation LLC (B-/B3)
8,000,000	8.300	05/01/11	8,280,000
Mirant Mid-Atlantic LLC (BB/Ba1)(f)
2,236,320	9.125	06/30/17	2,448,770
Mirant North America LLC (B-/B1)
6,290,000	7.375	12/31/13	6,258,550
NRG Energy, Inc. (B/B1)
8,000,000	7.250	02/01/14	7,640,000
16,000,000	7.375	02/01/16	15,120,000
6,000,000	7.375	01/15/17	5,670,000
Orion Power Holdings, Inc. (BB+/Ba3)
2,000,000	12.000	05/01/10	2,155,000
Reliant Energy, Inc. (BB-/B1)
8,500,000	7.875	06/15/17	8,330,000
The AES Corp. (BB-/B1)
5,250,000	9.500	06/01/09	5,414,062

			135,873,781

Utilities — Pipelines — 2.1%
El Paso Corp. (BB-/Ba3)
4,500,000	7.000	06/15/17	4,421,250
El Paso Natural Gas Co. (BB/Baa3)
2,875,000	8.625	01/15/22	3,164,801
2,375,000	7.500	11/15/26	2,489,197
4,250,000	8.375	06/15/32	4,800,682
Mark West Energy Partners LP/Mark West Energy Finance Corp. Series B (B+/B2)
6,750,000	8.500	07/15/16	6,817,500
Regency Energy Partners (B/B1)
3,998,000	8.375	12/15/13	4,087,955
Southern Natural Gas Co. (BB/Baa3)
3,000,000	7.350	02/15/31	3,139,412
3,000,000	8.000	03/01/32	3,240,519
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750	03/01/16	955,000
Targa Resources Partners LP (B/B2)(a)
2,000,000	8.250	07/01/16	1,935,000
Targa Resources, Inc. (CCC+/B3)
9,055,000	8.500	11/01/13	8,896,538
Tennessee Gas Pipeline Co. (BB/Baa3)
3,000,000	7.000	10/15/28	2,933,370
3,750,000	8.375	06/15/32	4,189,664
1,500,000	7.625	04/01/37	1,597,929
The Williams Cos., Inc. (BB+/Baa3)
6,500,000	8.125	03/15/12	6,890,000
3,000,000	7.625	07/15/19	3,168,750

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Pipelines — (continued)
$11,000,000	7.875%	09/01/21	$11,756,250
1,000,000	7.500	01/15/31	1,020,000

			75,503,817

TOTAL CORPORATE BONDS			$3,292,975,527

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.1%
Lucent Technologies Capital Trust I
1,000	7.750%	03/15/17	$760,000
Pliant Corp.(e)
2,796	13.000	09/01/09	251,640
Spanish Broadcasting Systems, Inc.(d)(e)
2,994	10.750	10/15/13	1,946,100

TOTAL PREFERRED STOCKS			$2,957,740

Shares	Description	Value
Common Stocks — 0.2%
1,996,917	Adelphia Recovery Trust Series ACC-1*	$99,846
24,334	Axiohm Transaction Solutions, Inc.*	243
195,700	Huntsman Corp.	2,230,980
8,366	iPCS, Inc.*	247,885
11,243	Mattress Discounters*	—
1,656	Nycomed*	26
567,500	Parmalat SpA(a)	1,484,239
351	Pliant Corp.*	4
33,975	Polymer Group, Inc.*	441,675
2,500	Port Townsend Holdings Co., Inc.*	1,125,000
20,372	Smurfit Kappa Funding PLC*	168,392
103,389	Viasystems Group, Inc.*	1,033,890
1,051	Zemex Minerals Group, Inc.*	—

TOTAL COMMON STOCKS		$6,832,180

	Expiration
Units	Date	Value
Warrants* — 0.0%
APP China Group Ltd.
2,731	03/15/10	$—
Avecia Group PLC (Ordinary)(a)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(a)
40,000	01/01/10	400
Merrill Corp. Class A(a)
1,500	05/01/09	15
Parmalat SpA(a)
650	12/31/15	1,699

TOTAL WARRANTS		$2,514

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Shares	Description	Value
Special Purpose Entity — 0.0%
526,991	Adelphia Recovery Trust	$14,598

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 93.5%		$3,302,782,559

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) — 9.0%
Joint Repurchase Agreement Account II
$317,300,000	2.666%	07/01/08	$317,300,000
Maturity Value: $317,323,498

TOTAL INVESTMENTS — 102.5%			$3,620,082,559

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%			(87,350,599)

NET ASSETS — 100.0%			$3,532,731,960

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $401,997,701, which represents approximately 11.4% of net assets as of June 30, 2008.
(b) These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Pay-in-kind securities.
(f) Security is currently in default/non-income producing.
(g) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Euro	Purchase	08/14/08	$41,742,516	$42,094,810	$352,294

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

British Pound	Sale	08/14/08	$16,945,703	$17,273,802	$(328,099)
Euro	Sale	08/14/08	692,690,121	707,381,277	(14,691,156)

TOTAL					$(15,019,255)

TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$3,956,624,453

Gross unrealized gain	52,118,154
Gross unrealized loss	(388,660,048)

Net unrealized security loss	$(336,541,894)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 92.3%
Automotive — 0.6%
Ford Motor Credit Co. LLC
	$1,700,000	5.700%		01/15/10	$1,453,331

Banks — 19.0%
ANZ Capital Trust I(a)(b)
	1,725,000	4.484		01/29/49	1,670,430
ANZ Capital Trust II(a)(b)
	800,000	5.360		12/29/49	727,646
Astoria Financial Corp.(b)
	225,000	5.750		10/15/12	206,198
Banca Popolare di Bergamo Capital Trust(b)(c)
EUR	475,000	8.364		02/15/49	747,939
Bank of America Corp.
	$5,000,000	5.420		03/15/17	4,573,185
	1,675,000	8.000	(b)(c)	01/30/49	1,569,257
Citigroup, Inc.
	1,750,000	5.500		04/11/13	1,707,960
	2,525,000	6.875		03/05/38	2,460,881
	1,525,000	8.400	(b)(c)	04/30/49	1,449,680
HBOS PLC(a)(b)(c)
	1,750,000	5.375		11/01/49	1,543,162
HSBC Capital Funding LP(a)(b)(c)
	1,050,000	4.610		06/27/49	922,500
Huntington National Bank
	1,000,000	8.000		04/01/10	1,008,145
ING Capital Funding Trust III(b)(c)
	1,075,000	8.439		12/31/49	1,086,179
JPMorgan Chase & Co.(b)(c)
	1,225,000	7.900		04/30/49	1,148,609
JPMorgan Chase Bank NA
	2,575,000	6.000		10/01/17	2,515,427
JPMorgan Chase Capital Co. Series T(b)
	1,650,000	6.550		09/29/36	1,426,966
Lehman Brothers Holdings E-Capital Trust I(b)(c)
	675,000	3.499		08/19/65	499,071
Manufacturers & Traders Trust Co.(b)(c)
	1,495,000	5.585		12/28/20	1,350,858
MUFG Capital Finance 1 Ltd.(b)(c)
	3,025,000	6.346		07/25/49	2,636,672
Nordea Bank Sweden AB(a)(b)(c)
	2,380,000	8.950		11/29/49	2,461,710
PNC Bank NA
	500,000	4.875		09/21/17	438,821
	850,000	6.000		12/07/17	804,632
	400,000	6.875		04/01/18	394,155
RBS Capital Trust II(b)(c)
	1,000,000	5.512		09/30/49	836,634
Resona Bank Ltd.(a)(b)(c)
	1,475,000	5.850		04/15/49	1,268,779
EUR	925,000	4.125		09/27/49	1,202,737
Resona Preferred Global Securities Ltd.(a)(b)(c)
	$3,475,000	7.191		07/30/49	3,208,832

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Royal Bank of Scotland Group PLC(b)
	$2,425,000	9.118%	03/31/49	$2,443,568
Santander Issuances SA Unipersonal(a)(b)(c)
	700,000	5.805	06/20/16	676,378
Sovereign Bank(b)(c)
	455,000	4.375	08/01/13	352,129
Sumitomo Mitsui Banking Corp.(a)(b)(c)
	450,000	5.625	10/15/49	403,846
Unicredito Italiano Capital Trust II(a)(b)(c)
	500,000	9.200	10/05/49	512,668
VTB Capital (Vneshtorgbank)(a)(c)
	700,000	3.384	08/01/08	696,500
Wells Fargo Capital XIII(b)(c)
	1,525,000	7.700	03/26/49	1,515,922

				46,468,076

Brokerage — 8.4%
Bear Stearns Cos., Inc.
	5,600,000	6.400	10/02/17	5,548,314
	925,000	7.250	02/01/18	971,643
Lehman Brothers Holdings, Inc.
EUR	4,400,000	5.375	10/17/12	6,161,442
	$750,000	6.200	09/26/14	714,653
Merrill Lynch & Co., Inc.
	1,200,000	6.400	08/28/17	1,114,823
Morgan Stanley & Co.(b)
	1,225,000	6.625	04/01/18	1,169,274
	5,100,000	6.250	08/28/17	4,754,781

				20,434,930

Captive Auto — 0.4%
General Motors Acceptance Corp.
	1,275,000	6.875	09/15/11	911,988

Captive Financial(b) — 0.7%
Nelnet, Inc.
	1,760,000	5.125	06/01/10	1,653,050

Distributor(a)(b) — 0.4%
Southern Star Central Gas Pipeline, Inc.
	1,100,000	6.000	06/01/16	1,072,500

Diversified Manufacturing(a)(b) — 0.8%
Tyco International Group SA
	2,000,000	6.875	01/15/21	1,999,096

Electric(b) — 3.4%
Arizona Public Service Co.
	500,000	6.250	08/01/16	483,669
Commonwealth Edison Co.
	1,475,000	6.150	09/15/17	1,470,947
	1,025,000	5.900	03/15/36	907,045
MidAmerican Energy Holdings Co.(a)
	2,475,000	5.750	04/01/18	2,451,492
NiSource Finance Corp.(c)
	500,000	3.208	11/23/09	486,067

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Electric(b) — (continued)
Progress Energy, Inc.
$1,000,000	7.000%		10/30/31	$1,062,024
Public Service Co. of Oklahoma Series G
1,650,000	6.625		11/15/37	1,556,940

				8,418,184

Energy(b) — 4.4%
EnCana Corp.
2,325,000	6.500		02/01/38	2,299,841
Kerr-McGee Corp.
3,000,000	6.950		07/01/24	3,111,795
Petro-Canada
725,000	6.050		05/15/18	714,479
Transocean, Inc.
1,175,000	6.000		03/15/18	1,176,758
Valero Energy Corp.
3,450,000	6.125		06/15/17	3,331,955

				10,634,828

Entertainment — 0.6%
Time Warner Entertainment Co.
1,290,000	8.375		03/15/23	1,397,739

Food & Beverage — 0.8%
Cargill, Inc.(a)(b)
1,250,000	6.000		11/27/17	1,242,830
Kraft Foods, Inc.
750,000	6.500		08/11/17	750,955

				1,993,785

Gaming(b) — 0.2%
Harrah’s Operating Co., Inc.
500,000	5.500		07/01/10	449,375

Life Insurance — 6.4%
American International Group, Inc.(b)
125,000	6.250		03/15/37	99,013
Americo Life, Inc.(a)(b)
550,000	7.875		05/01/13	556,744
AXA Financial, Inc.(b)
805,000	7.750		08/01/10	846,148
AXA SA(a)(b)(c)
550,000	6.463		12/31/49	439,983
Lincoln National Corp.(b)(c)
1,600,000	7.000		05/17/66	1,448,447
MetLife Capital Trust X(a)(b)(c)
600,000	9.250		04/08/38	646,079
Nationwide Life Global Funding I(a)
2,450,000	5.450		10/02/12	2,519,051
Phoenix Life Insurance Co.(a)(b)
2,600,000	7.150		12/15/34	2,575,479
Reinsurance Group of America, Inc.
625,000	6.750		12/15/11	611,134
2,250,000	6.750	(b)(c)	12/15/65	1,754,629

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
SL Finance PLC(b)(c)
EUR	650,000	6.375%	07/12/22	$974,925
Symetra Financial Corp.(a)(b)
	$1,600,000	6.125	04/01/16	1,411,411
	725,000	8.300 (c)	10/15/37	632,401
The MONY Group, Inc.(b)
	1,000,000	8.350	03/15/10	1,051,851

				15,567,295

Lodging(b) — 0.8%
Starwood Hotels & Resorts Worldwide, Inc.
	1,925,000	6.250	02/15/13	1,858,716

Media — Cable — 1.5%
British Sky Broadcasting Group PLC(a)(b)
	1,975,000	6.100	02/15/18	1,942,760
Comcast Cable Communications Holdings, Inc.
	1,350,000	9.455	11/15/22	1,615,574

				3,558,334

Media — Non Cable(b) — 2.1%
AMFM, Inc.
	1,700,000	8.000	11/01/08	1,728,451
News America, Inc.
	2,450,000	6.650	11/15/37	2,388,165
Thomson Reuters Corp.
	1,025,000	6.500	07/15/18	1,021,389

				5,138,005

Metals & Mining(b) — 1.8%
ArcelorMittal(a)
	1,925,000	6.125	06/01/18	1,881,218
Inco Ltd.
	2,050,000	5.700	10/15/15	1,946,338
Xstrata Canada Corp.
	500,000	7.250	07/15/12	526,842

				4,354,398

Noncaptive-Financial — 5.6%
American General Finance Corp.(d)(e)
	1,825,000	8.450	10/15/09	1,875,987
Countrywide Home Loans, Inc.
	3,025,000	5.625	07/15/09	2,888,875
	954,000	4.125	09/15/09	891,990
GATX Financial Corp.(b)
	3,400,000	5.125	04/15/10	3,394,764
MGIC Investment Corp.(b)
	1,300,000	5.625	09/15/11	1,127,456
Nelnet, Inc.(b)(c)
	625,000	7.400	09/29/36	406,761
PHH Corp.(b)
	750,000	7.125	03/01/13	671,416
SLM Corp.
	2,750,000	5.400	10/25/11	2,511,270

				13,768,519

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines(b) — 5.9%
Energy Transfer Partners LP
$6,652,000	5.950%	02/01/15	$6,562,642
Enterprise Products Operating LP
2,350,000	5.600	10/15/14	2,279,304
275,000	5.000	03/01/15	256,004
Gulf South Pipeline Co. LP(a)
1,900,000	6.300	08/15/17	1,873,997
ONEOK Partners LP
1,400,000	6.150	10/01/16	1,379,609
Southern Natural Gas Co.(a)
700,000	5.900	04/01/17	679,911
TransCanada PipeLines Ltd.(c)
1,500,000	6.350	05/15/67	1,295,205

			14,326,672

Property/Casualty Insurance — 8.8%
Ace Capital Trust II(b)
250,000	9.700	04/01/30	276,004
Ace INA Holdings, Inc.(b)
1,500,000	6.700	05/15/36	1,452,124
AON Capital Trust A
900,000	8.205	01/01/27	873,039
Arch Capital Group Ltd.(b)
1,245,000	7.350	05/01/34	1,262,216
Aspen Insurance Holdings Ltd.(b)
1,025,000	6.000	08/15/14	973,392
Catlin Insurance Co. Ltd.(a)(b)(c)
1,050,000	7.249	01/19/49	766,428
CNA Financial Corp.(b)
1,000,000	5.850	12/15/14	954,360
Endurance Specialty Holdings Ltd.(b)
1,100,000	6.150	10/15/15	1,041,068
1,350,000	7.000	07/15/34	1,185,879
Everest Reinsurance Holdings, Inc.(b)(c)
1,500,000	6.600	05/15/37	1,070,196
Marsh & McLennan Cos., Inc.(b)
1,000,000	5.150	09/15/10	985,049
PartnerRe Finance(b)(c)
175,000	6.440	12/01/66	128,155
QBE Capital Funding II LP(a)(b)(c)
925,000	6.797	06/01/49	775,440
QBE Insurance Group Ltd.(a)(b)(c)
855,000	5.647	07/01/23	839,037
Swiss Re Capital I LP(a)(b)(c)
2,475,000	6.854	05/29/49	2,182,282
The Chubb Corp.(b)
200,000	6.500	05/15/38	191,119
1,625,000	6.375 (c)	03/29/67	1,510,350
The Travelers Cos., Inc.(b)(c)
1,300,000	6.250	03/15/37	1,116,885
White Mountains Reinsurance Group Ltd.(a)(b)
1,725,000	6.375	03/20/17	1,553,166

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
ZFS Finance USA Trust I(a)(b)(c)
$1,375,000	6.150%	12/15/65	$1,254,005
ZFS Finance USA Trust II(a)(b)(c)
1,275,000	6.450	12/15/65	1,130,924

			21,521,118

Real Estate Investment Trusts — 12.1%
Arden Realty LP(b)
1,160,000	5.200	09/01/11	1,169,261
BRE Properties, Inc.(b)
3,525,000	7.450	01/15/11	3,622,329
Camden Property Trust(b)
1,650,000	4.375	01/15/10	1,608,174
Colonial Realty LP(b)
1,750,000	6.050	09/01/16	1,540,093
Health Care Property Investors, Inc.(b)
1,825,000	5.950	09/15/11	1,772,020
Highwoods Properties, Inc.(b)
2,925,000	5.850	03/15/17	2,526,162
Hospitality Properties Trust(b)
775,000	6.700	01/15/18	665,665
iStar Financial, Inc. Series B(b)
2,950,000	5.700	03/01/14	2,478,000
Liberty Property LP(b)
225,000	7.750	04/15/09	228,447
Pan Pacific Retail Properties, Inc.(b)
1,350,000	5.950	06/01/14	1,275,091
Post Apartment Homes LP
1,500,000	7.700	12/20/10	1,527,078
3,000,000	6.300 (b)	06/01/13	2,869,227
ProLogis(b)
2,250,000	5.500	04/01/12	2,197,233
Shurgard Storage Centers, Inc.(b)
2,050,000	7.750	02/22/11	2,178,074
Simon Property Group LP(b)
1,000,000	5.600	09/01/11	988,982
1,350,000	6.125	05/30/18	1,313,275
WEA Finance LLC(a)(b)
1,625,000	7.125	04/15/18	1,665,784

			29,624,895

Restaurants(b) — 0.5%
Darden Restaurants, Inc.
1,225,000	5.625	10/15/12	1,176,962

Retailers(b) — 0.3%
CVS Caremark Corp.
800,000	6.250	06/01/27	783,458

Software(b) — 0.4%
Sabre Holdings Corp.
1,300,000	6.350	03/15/16	1,004,250

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Technology(b) — 0.9%
Computer Sciences Corp.(a)
$475,000	6.500%	03/15/18	$477,301
Fiserv, Inc.
1,775,000	6.125	11/20/12	1,760,380

			2,237,681

Tobacco — 1.2%
Imperial Tobacco Overseas BV
1,200,000	7.125	04/01/09	1,208,999
Philip Morris International, Inc.
1,800,000	5.650	05/16/18	1,749,531

			2,958,530

Wireless Telecommunications(b) — 1.5%
AT&T Wireless Services, Inc.
900,000	8.750	03/01/31	1,056,891
AT&T, Inc.
1,175,000	6.400	05/15/38	1,124,807
Sprint Capital Corp.
1,500,000	7.625	01/30/11	1,475,550

			3,657,248

Wirelines Telecommunications — 2.8%
Deutsche Telekom International Finance BV
1,650,000	8.250	06/15/30	1,913,794
France Telecom SA
175,000	8.125	01/28/33	327,629
Telecom Italia Capital(b)
1,700,000	4.950	09/30/14	1,559,527
Verizon Communications, Inc.(b)
3,125,000	6.100	04/15/18	3,105,795

			6,906,745

TOTAL CORPORATE BONDS			$225,329,708

Mortgage-Backed Obligations(b) — 2.2%

Collateralized Mortgage Obligations — 2.2%
Adjustable Rate Non-Agency(c) — 2.2%
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
$2,717,178	5.750%	07/25/37	$2,034,556
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1(c)
2,458,006	6.018	11/25/35	1,951,850
Washington Mutual Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,773,976	2.743	11/25/45	1,356,668

TOTAL MORTGAGE-BACKED OBLIGATIONS			$5,343,074

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bonds(b) — 0.1%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
$365,000	5.125%	06/01/24	$329,650

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(b) — 0.3%
FNMA
34,000	8.250%	12/31/10	$780,300

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 94.9%			$231,782,732

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(f) — 2.2%
Joint Repurchase Agreement Account II
$5,300,000	2.666%	07/01/08	$5,300,000
Maturity Value: $5,300,392

TOTAL INVESTMENTS — 97.1%			$237,082,732

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%			7,061,355

NET ASSETS — 100.0%			$244,144,087

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $47,864,507, which represents approximately 19.6% of net assets as of June 30, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FNMA	—	Federal National Mortgage Association
LIBOR	—	London Interbank Offered Rate
RB	—	Revenue Bond

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2008, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

British Pound	Sale	08/21/08	$511,039	$520,809	$(9,770)
Euro	Sale	07/09/08	9,795,838	9,942,562	(146,724)

TOTAL					$(156,494)

FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(8)	September 2008	$(1,941,400)	$8,170
Eurodollars	(8)	December 2008	(1,936,400)	11,970
Eurodollars	(8)	March 2009	(1,933,600)	11,446
Eurodollars	(8)	June 2009	(1,929,400)	10,846
Eurodollars	(13)	September 2009	(3,126,988)	17,830
Eurodollars	(13)	December 2009	(3,117,888)	19,292
Federal Funds	41	November 2008	16,686,626	2,429
5 Year Euro-Bond	(58)	September 2008	(9,659,635)	148,603
U.S. Treasury Bonds	131	September 2008	15,142,781	181,854
2 Year U.S. Treasury Notes	38	September 2008	8,025,719	54,872
5 Year U.S. Treasury Notes	(18)	September 2008	(1,989,984)	(18,266)
10 Year U.S. Treasury Notes	(239)	September 2008	(27,227,328)	(473,195)

TOTAL				$(24,149)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$8,000		09/02/10	4.309%	3 month LIBOR	$—	$179,011
	7,000		10/19/15	4.965	3 month LIBOR	—	235,573
	4,000		03/19/35	5.288	3 month LIBOR	—	220,918
	2,800		04/09/35	5.266	3 month LIBOR	—	142,074
Credit Suisse First Boston Corp.	5,800	(a)	12/17/13	4.250	3 month LIBOR	35,689	(91,707)
	4,600	(a)	12/17/23	3 month LIBOR	4.750%	56,501	39,388
	1,000	(a)	12/17/38	5.000	3 month LIBOR	(9,021)	3,446
Deutsche Bank Securities, Inc.	2,000	(a)	12/24/10	3 month LIBOR	3.780	—	6,385
	2,860	(a)	12/29/10	3 month LIBOR	3.868	—	4,975
	1,950	(a)	12/29/10	3 month LIBOR	4.000	—	(1,471)
	4,470	(a)	01/07/11	3 month LIBOR	3.658	—	26,785
	2,770	(a)	01/28/11	3 month LIBOR	3.161	—	44,609
	16,600	(a)	12/17/13	4.250	3 month LIBOR	115,687	(276,014)
	1,750	(a)	12/24/15	4.520	3 month LIBOR	—	(12,049)
	2,500	(a)	12/29/15	4.630	3 month LIBOR	—	(1,417)
	1,700	(a)	12/29/15	4.745	3 month LIBOR	—	10,536
	3,900	(a)	01/07/16	4.487	3 month LIBOR	—	(36,678)
	2,400	(a)	01/28/16	4.224	3 month LIBOR	—	(61,991)
	800	(a)	12/17/18	4.750	3 month LIBOR	(12,792)	9,287
	800	(a)	12/17/28	3 month LIBOR	5.000	16,040	(15,213)
	480	(a)	12/24/38	3 month LIBOR	5.011	—	2,042
	690	(a)	12/29/38	3 month LIBOR	5.121	—	(8,666)
	470	(a)	12/29/38	3 month LIBOR	5.215	—	(12,642)
	1,070	(a)	01/07/39	3 month LIBOR	5.017	—	4,211
	660	(a)	01/28/39	3 month LIBOR	4.939	—	11,043
JPMorgan Securities, Inc.	3,400	(a)	12/17/13	4.250	3 month LIBOR	22,092	(54,930)
	6,300	(a)	12/17/15	4.500	3 month LIBOR	25,049	(73,600)
	1,700	(a)	12/17/18	3 month LIBOR	4.750	(4,398)	11,847
	3,100	(a)	12/17/18	4.750	3 month LIBOR	11,174	(24,758)
	15,000	(a)	12/17/23	3 month LIBOR	4.750	192,403	120,278
	1,700	(a)	12/17/28	5.000	3 month LIBOR	(7,582)	5,825
	500	(a)	12/17/28	3 month LIBOR	5.000	(3,926)	4,443
	1,900	(a)	12/17/38	5.000	3 month LIBOR	(17,870)	7,277

TOTAL						$419,046	$418,817

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates		Upfront Payments
	Referenced	Amount	paid by	Termination	made (received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	by the Fund	Gain (Loss)

Protection Purchased:
Credit Suisse First Boston Corp.	Computer Sciences Corp. 5.000%, 02/15/13	$475	(1.180)%	03/20/18	$—	$(11,620)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	44,000	(1.550)	06/20/13	(692,419)	385,702
	Core Investment Grade Bond Trust	18,000	(0.650)	12/20/16	(123,059)	1,092,149
	CDX North America Investment Grade Index	20,000	(0.600)	06/20/17	550,476	575,459

TOTAL					$(265,002)	$2,041,690

TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$250,544,368

Gross unrealized gain	1,173,257
Gross unrealized loss	(14,634,893)

Net unrealized security loss	$(13,461,636)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — 35.4%
Argentina(a) — 4.7%
Republic of Argentina (B+)
ARS	31,433,214	2.000%	01/03/16	$7,321,418

Colombia — 1.7%
Republic of Colombia (BB+/Ba1)
COP	6,650,000,000	9.850	06/28/27	2,715,640

Egypt — 0.7%
Arab Republic of Egypt (BB+/Ba1)
EGP	5,900,000	8.750	07/18/12	1,072,576

Hungary — 6.3%
Hungary Government Bond (BBB+/A2)
HUF	1,588,000,000	7.250	06/12/12	9,861,152

Mexico — 2.2%
Mexican Fixed Rate Bonds (A+/Baa1)
MXN	17,500,000	8.000	12/19/13	1,632,220
Mexican Udibonos (A+/Baa1)
	19,280,381	3.500	12/14/17	1,762,864

				3,395,084

Peru — 4.3%
Peru Government Bond (BBB+/Baa3)
PEN	17,000,000	12.250	08/10/11	6,797,130

Poland — 5.3%
Poland Government Bond (A/A2)
PLN	17,525,277	3.000	08/24/16	8,363,580

Turkey — 7.8%
Turkey Government Bond (BB)
TRY	9,098,920	10.000	02/15/12	7,141,875
Turkey Government Bond
	7,300,000	16.000	03/07/12	5,189,998

				12,331,873

Uruguay — 2.4%
Republic of Uruguay (BB-/B1)
UYU	68,574,825	5.000	09/14/18	3,856,179

TOTAL SOVEREIGN DEBT OBLIGATIONS				$55,714,632

Corporate Obligations — 8.5%
Argentina(b) — 0.1%
Letras del Banco Central de la Republica Argentina
ARS	603,000	0.000%	11/12/08	$187,950

Brazil — 0.6%
RBS-Zero Hora Editora Jornalistica SA (BB)
BRL	2,000,000	11.250	06/15/17	991,828

Germany — 1.4%
Kreditanstalt fuer Wiederaufbau (AAA/Aaa)
NGN	255,000,000	8.500	01/18/11	2,126,750

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Russia — 5.3%
Gazprombank (BBB-/A3)
RUB	70,000,000	7.250%	02/22/10	$2,962,077
Red Arrow International Leasing Plc (BBB+/Baa2)
	124,539,351	8.375	06/30/12	5,309,794

				8,271,871

United Arab Emirates(a) — 1.1%
Jafz Sukuk Ltd. (A+/A1)
AED	6,500,000	3.291	11/27/12	1,775,840

TOTAL CORPORATE OBLIGATIONS				$13,354,239

Credit Linked Notes(b) — 10.4%
Egypt(b)(c) — 0.7%
Arab Republic of Egypt
	$1,022,000	0.000	04/16/09	$1,029,972

Indonesia(d) — 1.9%
Republic of Indonesia (BB+/Ba3)
IDR	16,000,000,000	10.000	07/15/17	1,440,066
	$2,000,000	10.000 (e)	07/18/17	1,633,220

				3,073,286

Nigeria(b)(f) — 7.8%
Federal Republic of Nigeria
NGN	1,571,288,113	0.000	05/11/09	12,284,628

TOTAL CREDIT LINKED NOTES				$16,387,886

Foreign Debt Obligation — 0.2%
Supranational — 0.2%
International Bank Reconstruction & Development (AAA/Aaa)
UYU	7,983,318	3.400%	04/15/17	$419,939

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 54.5%				$85,876,696

Repurchase Agreement(g) — 23.9%
Joint Repurchase Agreement Account II
	$37,600,000	2.666%	07/01/08	$37,600,000
Maturity Value: $37,602,784

TOTAL INVESTMENTS — 78.4%				$123,476,696

OTHER ASSETS IN EXCESS OF LIABILITIES — 21.6%				34,023,129

NET ASSETS — 100.0%				$157,499,825

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c) The underlying security is a government bond issued by the Arab Republic of Egypt.
(d) The underlying security is a government bond issued by the Republic of Indonesia.
(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,021,106, which represents approximately 11.4% of net assets as of June 30, 2008.
(f) The underlying security is a government bond issued by the Federal Republic of Nigeria.
(g) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2008, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Purchase	08/04/08	$6,160,278	$6,588,461	$428,183
Indian Rupee	Purchase	08/04/08	3,400,000	3,410,558	10,558
Philippine Peso	Purchase	08/04/08	3,880,000	3,913,471	33,471
Singapore Dollar	Purchase	09/17/08	2,722,975	2,724,924	1,949
South African Rand	Purchase	09/17/08	1,732,337	1,750,198	17,861
Taiwan Dollar	Purchase	08/04/08	5,587,143	5,619,937	32,794

TOTAL					$524,816

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Purchase	08/04/08	$6,000,000	$5,966,236	$(33,764)
Indian Rupee	Purchase	08/04/08	2,285,906	2,198,012	(87,894)
Malaysian Ringgit	Purchase	08/04/08	6,358,677	6,279,465	(79,212)
Philippine Peso	Purchase	08/04/08	1,812,348	1,728,128	(84,220)
Singapore Dollar	Purchase	09/17/08	2,900,000	2,896,621	(3,379)
South Korean Won	Purchase	08/04/08	2,817,142	2,814,958	(2,184)

TOTAL					$(290,653)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Loss

JPMorgan Securities, Inc.	BRL	12,000	01/02/12	12.660%	Brazilian Interbank Deposit Average	$(337,619)
		6,000	01/02/12	13.360	Brazilian Interbank Deposit Average	(116,477)
		4,500	01/02/12	14.000	Brazilian Interbank Deposit Average	(56,287)
		11,000	01/02/12	15.040	Brazil CETIP Interbank Deposit Rate	—
	ZAR	14,600	02/19/13	9.780	3 month JIBA	(149,871)

TOTAL						$(660,254)

Investment Abbreviations:
CETIP	— Central of Custody and Settlement of Private Bonds
JIBA	— Johannesburg Interbank Agreed Rate

TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$124,583,548

Gross unrealized gain	829,521
Gross unrealized loss	(1,936,373)

Net unrealized security loss	$(1,106,852)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 98.7%
Collateralized Mortgage Obligations — 16.4%

Adjustable Rate Non-Agency(a) — 15.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$455,473	4.996%	04/25/35	$430,346
American Home Mortgage Assets Series 2006-3, Class 1A1(b)
6,276,927	4.498	10/25/46	4,751,320
American Home Mortgage Assets Series 2006-3, Class 2A11
13,629,801	4.468	10/25/46	9,881,135
American Home Mortgage Assets Series 2007-1, Class A1
6,024,488	4.228	02/25/47	3,935,919
American Home Mortgage Investment Trust Series 2004-3, Class 1A
31,146	2.853	10/25/34	29,211
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
663,338	4.446	04/25/34	629,783
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
1,664,559	5.077	06/25/35	1,582,371
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
3,608,399	6.250	09/25/47	2,706,091
Bear Stearns Alt-A Trust Series 2004-3, Class A1
142,115	3.123	04/25/34	111,981
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,641,039	5.384	07/25/35	1,299,477
Countrywide Alternative Loan Trust Series 2005-16, Class A1
1,244,410	5.173	06/25/35	914,820
Countrywide Alternative Loan Trust Series 2005-38, Class A1
356,360	5.028	09/25/35	276,259
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
1,412,075	2.813	11/20/35	1,110,237
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A
6,839,258	4.908	11/25/47	4,664,814
Countrywide Home Loan Trust Series 2003-52, Class A1
723,729	4.500	02/19/34	677,992
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
566,999	4.544	11/20/34	490,114
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
2,406,695	4.903	08/20/35	1,942,064
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
209,940	4.750	12/25/34	206,495
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
1,431,913	5.741	12/19/35	1,078,386
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
1,028,038	2.752	10/20/45	800,947
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
538,357	2.723	01/19/36	425,473
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
2,073,788	2.733	01/19/36	1,551,028
Impac CMB Trust Series 2004-08, Class 1A
164,239	3.203	10/25/34	65,328

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Impac CMB Trust Series 2005-06, Class 1A1
$1,966,170	2.733%	10/25/35	$1,238,687
Impac Secured Assets Corp. Series 2005-2, Class A1W
2,413,454	2.733	03/25/36	1,559,025
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
995,031	5.366	08/25/35	823,439
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
657,442	5.431	09/25/35	488,642
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,893,366	5.065	07/25/35	1,860,751
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
883,699	4.203	07/25/35	867,871
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
804,781	4.741	07/25/35	790,921
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
846,216	4.070	07/25/35	830,629
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
811,399	4.766	07/25/35	796,790
Lehman XS Trust Series 2005-5N, Class 3A1A
1,658,580	2.783	11/25/35	1,290,426
Lehman XS Trust Series 2006-2N, Class 1A1
2,217,625	2.743	02/25/46	1,625,222
Lehman XS Trust Series 2007-04N, Class 3A2A
2,685,388	3.410	03/25/47	1,937,867
Lehman XS Trust Series 2007-16N, Class 2A2
2,932,809	3.333	09/25/47	2,108,473
Luminent Mortgage Trust Series 2006-5, Class A1A
663,153	2.673	07/25/36	488,241
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
1,609,802	4.378	12/25/46	1,087,067
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,727,263	4.268	01/25/47	1,186,364
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1
2,689,910	5.660	06/25/37	2,054,398
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,781,236	5.363	10/25/34	1,750,755
Mortgage IT Trust Series 2005-5, Class A1
1,370,200	2.743	12/25/35	1,094,209
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,703,572	4.528	01/25/46	1,312,623
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
1,376,876	5.203	09/25/35	1,305,451
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
1,501,186	5.179	09/25/35	1,378,745
Sequoia Mortgage Trust Series 2004-09, Class A2
535,331	2.743	10/20/34	501,711
Structured Adjustable Rate Mortgage Loan Series 2004-05, Class 3A1
737,517	4.380	05/25/34	658,733
Structured Adjustable Rate Mortgage Loan Series 2004-06, Class 3A2
1,133,825	4.703	06/25/34	1,112,542
Structured Adjustable Rate Mortgage Loan Series 2004-16, Class 3A1
1,409,660	5.450	11/25/34	1,201,670

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
$173,609	5.749%	01/25/35	$131,631
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
324,014	5.250	09/25/34	279,687
Structured Adjustable Rate Mortgage Loan Trust Series 2007-09, Class 1A1
8,924,221	6.000	10/25/37	6,649,545
Structured Adjustable Rate Mortgage Loan Trust Series 2007-10, Class 1A1
6,332,442	6.000	11/25/37	4,747,202
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 2A1
6,645,273	2.673	09/25/47	4,726,825
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
3,923,717	5.028	08/25/47	2,805,458
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
1,000,000	4.776	09/25/33	971,838
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
59,816	4.700	11/25/33	57,558
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
227,078	4.520	12/25/33	225,234
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
1,009,931	4.243	06/25/34	984,931
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
3,495,718	5.298	03/25/37	3,418,097
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR07, Class 2A
3,422,138	4.508	07/25/46	2,303,202
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
3,451,133	4.368	11/25/46	2,460,671
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class 2A
9,666,334	4.248	12/25/46	6,864,389
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1
4,251,715	5.349	03/25/37	4,156,126
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
12,316,513	6.599	12/28/37	9,816,335
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
1,262,602	5.379	10/25/35	1,236,403

			122,747,975

Interest Only(c) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
45,608	5.500	04/25/33	3,967
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
289,343	5.500	06/25/33	28,434

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(c) — (continued)
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
$452,413	0.359%	10/25/33	$158
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
72,892	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
2,139	5.500	04/25/33	42
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
888	5.750	05/25/33	5
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
12,884	5.500	06/25/33	356
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
404,540	5.250	07/25/33	43,359
FHLMC REMIC Series 2575, Class IB
174,348	5.500	08/15/30	17,107
FNMA REMIC Series 2004-47, Class EI(a)(d)
1,326,897	0.000	06/25/34	37,460
FNMA REMIC Series 2004-62, Class DI(a)(d)
595,614	0.000	07/25/33	26,804
FNMA Series E, Class E2
541	506.000	09/01/10	2,532
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
42,017	0.120	08/25/33	207
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
11,876	0.320	07/25/33	108
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
727,526	0.476	02/25/34	1,164
Washington Mutual Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
219,447	5.500	06/25/33	20,605

			182,308

Inverse Floaters(a) — 0.0%
FHLMC Series 1544, Class M
139	16.406	07/15/08	138
FNMA Series 1993-135, Class S
621	12.536	07/25/08	624
GNMA Series 2001-48, Class SA
24,640	18.456	10/16/31	28,211
GNMA Series 2001-51, Class SB
24,433	18.456	10/16/31	27,989
GNMA Series 2001-59, Class SA
37,065	18.293	11/16/24	44,281

			101,243

Planned Amortization Class — 0.6%
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	4,842,791

Regular Floater(a)(d) — 0.2%
FHLMC REMIC Series 3038, Class XA
70,701	0.000	09/15/35	67,742

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a)(d) — (continued)
FHLMC REMIC Series 3313, Class AU
$71,717	0.000%	04/15/37	$78,731
FHLMC REMIC Series 3325, Class SX
1,102,975	0.000	06/15/37	1,160,042
FHLMC Series 3013, Class XH
168,556	0.000	08/15/35	189,370
FNMA Series 2006-81, Class LF
75,764	0.000	09/25/36	77,147

			1,573,032

Sequential Fixed Rate — 0.5%
FHLMC REMIC Series 1703, Class GC
580,452	6.500	04/15/09	579,866
FHLMC REMIC Series 1823, Class A
300,083	6.500	08/15/23	302,032
FHLMC REMIC Series 2042, Class N
683,608	6.500	03/15/28	713,662
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,001,645
FNMA REMIC Series 2000-16, Class ZG
936,205	8.500	06/25/30	1,023,905

			3,621,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$133,068,459

Commercial Mortgage-Backed Securities — 7.3%

Interest Only(a)(c)(e) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
4,606,352	1.143	03/13/40	127,364
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
4,750,326	0.964	01/15/38	97,929
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
5,025,344	1.425	02/11/36	156,440

			381,733

Sequential Fixed Rate — 7.2%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	3,815,367
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.352	09/10/47	4,727,317
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4
10,295,000	5.540	09/11/41	9,860,249
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW14, Class A4
4,000,000	5.201	12/11/38	3,731,116
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	4,848,731
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.334	11/10/45	4,771,111

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
$87,557	5.969%	03/15/26	$87,764
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,874,212
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,898,600
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
13,500,000	5.156	02/15/31	12,684,565
Morgan Stanley Capital I Series 2007-T25, Class A3
7,000,000	5.514	11/12/49	6,562,213
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.210	10/15/44	3,816,574

			58,677,819

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$59,059,552

Federal Agencies — 75.0%
Adjustable Rate FHLMC(a) — 0.7%
432,802	4.686	04/01/33	434,830
5,400,568	4.582	08/01/35	5,445,414

			5,880,244

Adjustable Rate FNMA(a) — 1.1%
27,870	5.220	07/01/22	27,855
36,183	4.530	07/01/27	36,221
76,550	4.530	11/01/27	76,629
9,243	4.530	01/01/31	9,262
10,379	4.530	06/01/32	10,401
39,325	5.220	08/01/32	39,448
2,026,038	4.764	05/01/33	2,047,104
91,591	5.220	05/01/33	91,835
550,710	4.548	06/01/33	554,022
546,462	4.333	12/01/33	554,402
828,415	4.547	08/01/34	841,407
4,269,598	4.565	02/01/35	4,309,969
36,607	4.530	11/01/35	36,692
164,923	4.530	12/01/37	165,196
74,360	4.530	01/01/38	74,484
53,501	4.530	11/01/40	53,593

			8,928,520

Adjustable Rate GNMA(a) — 0.5%
82,453	6.375	06/20/23	83,533
37,864	5.625	07/20/23	38,209
38,622	5.625	08/20/23	38,974
105,493	5.625	09/20/23	106,456
28,745	5.375	03/20/24	29,118
262,757	6.375	04/20/24	266,169
31,165	6.375	05/20/24	31,565
260,755	6.375	06/20/24	264,207
146,242	5.625	07/20/24	147,609

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$204,976	5.625%	08/20/24	$206,884
66,462	5.625	09/20/24	67,074
72,999	5.125	11/20/24	73,576
63,371	5.125	12/20/24	63,877
53,209	5.375	01/20/25	53,919
25,221	5.375	02/20/25	25,543
88,753	6.375	05/20/25	89,926
65,640	5.625	07/20/25	66,259
34,691	5.375	02/20/26	35,126
1,776	5.625	07/20/26	1,792
98,950	5.375	01/20/27	100,223
32,326	5.375	02/20/27	32,746
276,612	6.375	04/20/27	280,177
31,408	6.375	05/20/27	31,796
30,630	6.375	06/20/27	31,013
9,918	5.125	11/20/27	9,990
37,824	5.125	12/20/27	38,103
82,752	5.375	01/20/28	83,832
29,869	5.250	02/20/28	30,195
31,745	5.375	03/20/28	32,147
185,815	5.625	07/20/29	187,155
68,143	5.625	08/20/29	68,609
25,926	5.625	09/20/29	26,115
84,160	5.125	10/20/29	84,642
115,363	5.125	11/20/29	116,068
28,164	5.125	12/20/29	28,331
39,037	5.250	01/20/30	39,411
19,302	5.250	02/20/30	19,487
73,378	5.250	03/20/30	74,072
119,322	6.375	04/20/30	120,702
293,885	6.375	05/20/30	297,297
29,217	6.375	06/20/30	29,542
249,304	5.625	07/20/30	251,239
38,151	5.625	09/20/30	38,447
73,457	4.875	10/20/30	73,660
405,491	4.750	12/20/34	405,458

			4,220,273

FHLMC — 16.9%
184,763	5.000	12/01/12	185,276
32,250	4.000	02/01/14	30,717
523,455	4.000	03/01/14	498,570
104,761	4.000	04/01/14	99,781
116,859	4.000	05/01/14	114,779
9,166	7.000	04/01/15	9,615
22,382	7.000	02/01/16	23,512
71,296	6.000	03/01/16	73,241
348,940	4.500	05/01/18	342,679
6,244,991	4.500	12/01/18	6,109,162
624,296	4.000	04/01/19	591,208
818,983	5.500	04/01/20	829,612
4,458,302	5.500	05/01/21	4,491,089
3,035,670	4.500	08/01/23	2,864,199
32,247	7.500	03/01/27	35,029
2,268,847	6.500	01/01/29	2,363,101
791,141	6.500	04/01/29	824,255
401,157	6.500	12/01/29	417,524

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$297,343	7.000%	04/01/31	$314,970
2,535,730	7.000	09/01/31	2,686,046
1,116,921	7.000	04/01/32	1,179,768
2,423,840	7.000	05/01/32	2,560,225
852,550	6.000	05/01/33	865,431
367,975	6.500	08/01/33	382,194
1,226,809	5.000	11/01/35	1,179,678
3,944,310	5.000	12/01/35	3,792,778
12,772,191	5.000	03/01/36	12,281,510
10,883,872	5.000	04/01/36	10,465,736
17,703,416	5.000	06/01/36	17,032,300
5,815,577	5.500	12/01/37	5,734,704
4,792,438	5.500	01/01/38	4,725,793
55,213,649	5.500	02/01/38	54,431,617

			137,536,099

FNMA — 55.8%
71,851	4.000	06/01/13	70,823
97,834	4.000	07/01/13	97,315
137,042	4.000	08/01/13	135,028
261,373	4.000	09/01/13	257,425
6,084	5.500	09/01/13	6,188
542,799	4.000	10/01/13	534,359
14,641	5.500	02/01/14	14,892
411,249	4.000	04/01/14	403,526
2,937	5.500	04/01/14	2,987
6,458	5.500	04/01/16	6,562
6,975	5.500	08/01/16	7,087
87,493	5.500	11/01/16	88,902
157,519	5.000	12/01/16	156,919
69,655	5.500	12/01/16	70,777
99,915	5.500	01/01/17	101,524
28,710	5.000	02/01/17	28,601
228,362	5.000	04/01/17	227,492
63,301	5.000	05/01/17	63,060
7,398	5.500	05/01/17	7,516
319,170	5.000	06/01/17	317,954
34,888	5.500	07/01/17	35,444
4,884	5.500	09/01/17	4,962
3,043,257	5.000	11/01/17	3,041,105
2,243,496	5.000	12/01/17	2,244,671
4,225,161	5.000	01/01/18	4,225,135
58,158	5.500	01/01/18	59,167
1,335,710	5.000	02/01/18	1,334,703
45,853	5.500	02/01/18	46,637
6,072	6.000	02/01/18	6,215
7,625,965	5.000	03/01/18	7,621,042
4,481,700	5.000	04/01/18	4,484,252
83,127	5.500	04/01/18	84,532
2,771,715	5.000	05/01/18	2,773,210
15,644	5.500	05/01/18	15,889
59,553	6.000	05/01/18	60,961
13,270,597	4.500	06/01/18	13,036,276
3,666,609	5.000	06/01/18	3,665,815
181,513	5.000	07/01/18	181,291
3,677,644	4.000	08/01/18	3,496,520
80,494	5.000	09/01/18	80,393

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$75,224	5.000%	10/01/18	$75,130
545,421	5.000	11/01/18	544,904
363,763	6.000	11/01/18	372,369
514,709	7.000	11/01/18	540,052
555,003	4.000	12/01/18	527,669
2,863,073	4.500	12/01/18	2,799,906
1,238,563	5.500	12/01/18	1,257,800
645,493	6.000	12/01/18	660,762
507,758	6.000	01/01/19	519,770
12,475	5.500	02/01/19	12,658
59,545	5.500	04/01/19	60,381
182,197	6.000	04/01/19	186,625
264,280	4.000	05/01/19	250,439
14,948	5.500	05/01/19	15,186
38,358	6.000	05/01/19	39,248
79,402	5.500	07/01/19	80,517
196,902	5.500	08/01/19	199,669
94,010	5.500	09/01/19	95,331
1,301,803	6.000	09/01/19	1,339,393
1,298,043	4.000	10/01/19	1,230,058
207,835	5.500	10/01/19	210,756
64,724	5.500	11/01/19	65,633
45,354	5.500	12/01/19	45,991
365,456	5.500	02/01/20	370,820
1,641,091	6.000	12/01/20	1,688,477
84,068	5.500	01/01/21	85,249
133,622	7.000	09/01/21	141,203
384,526	7.000	06/01/22	406,411
182,096	7.000	07/01/22	192,460
46,669	6.500	01/01/29	48,540
3,683	7.000	01/01/29	3,896
124,898	6.500	04/01/29	129,833
87,079	6.500	05/01/29	90,519
844,014	6.500	06/01/29	877,360
439,548	6.500	07/01/29	456,914
40,695	6.500	09/01/29	42,303
3,786	7.000	09/01/29	4,003
7,251	7.000	02/01/30	7,661
83,086	7.000	08/01/31	87,169
3,824	7.000	03/01/32	4,042
2,822	7.000	04/01/32	2,983
10,858	7.000	05/01/32	11,476
27,850	7.000	06/01/32	29,438
3,695	7.000	07/01/32	3,906
6,804	6.500	08/01/32	7,059
291,946	6.500	11/01/32	302,850
218,746	6.000	01/01/33	222,013
5,332	6.000	02/01/33	5,411
1,650,479	5.500	04/01/33	1,636,521
778,482	5.500	06/01/33	771,898
131,047	6.000	06/01/33	132,886
3,647,762	5.500	07/01/33	3,616,914
41,256	6.000	07/01/33	41,835
669,020	5.500	09/01/33	663,362
103,240	6.000	09/01/33	104,689
650,918	5.500	10/01/33	645,413
25,600	6.000	10/01/33	25,960
1,409,793	5.500	12/01/33	1,398,752
14,728,183	5.500	01/01/34	14,603,626

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$234,696	5.500%	07/01/34	$232,173
7,788,719	5.500	11/01/34	7,708,246
71,417	6.000	11/01/34	72,286
1,793,891	6.000	12/01/34	1,815,718
697,146	7.500	05/01/35	743,971
6,439,322	5.000	01/01/36	6,193,948
424,948	5.000	06/01/36	409,419
387,492	7.500	08/01/36	409,307
24,932	5.500	10/01/36	24,620
24,680	5.000	11/01/36	23,709
1,426,787	5.000	12/01/36	1,370,635
181,370	7.500	12/01/36	191,581
4,553,073	7.000	01/01/37	4,777,541
876,013	5.000	02/01/37	840,529
3,570,256	5.000	03/01/37	3,425,642
4,870,332	5.000	04/01/37	4,673,058
48,360,106	7.000	04/01/37	50,703,682
3,314,114	5.000	05/01/37	3,179,873
1,911,804	7.500	05/01/37	2,017,952
10,155,864	5.000	06/01/37	9,744,496
3,789,874	5.000	07/01/37	3,636,365
8,938,139	5.500	07/01/37	8,821,545
32,390,294	7.000	07/01/37	33,985,902
1,930,302	7.500	07/01/37	2,038,805
2,328,440	5.000	08/01/37	2,234,125
1,092,106	5.500	08/01/37	1,077,860
9,348,797	7.000	08/01/37	9,800,809
58,494	7.500	08/01/37	61,365
976,824	5.000	09/01/37	937,298
8,244,481	5.500	09/01/37	8,136,935
25,190,344	7.000	09/01/37	26,432,829
5,064,548	7.500	09/01/37	5,337,830
653,910	5.000	10/01/37	627,423
725,424	5.500	10/01/37	715,961
538,950	7.000	10/01/37	559,621
3,103,818	7.500	10/01/37	3,271,756
4,651,377	5.000	11/01/37	4,462,971
23,958	5.500	11/01/37	23,646
132,068	6.500	11/01/37	136,051
9,924,698	7.500	11/01/37	10,477,265
5,768,580	8.000	11/01/37	6,151,241
1,488,834	5.000	12/01/37	1,428,530
360,238	5.500	12/01/37	355,538
89,724	7.500	12/01/37	94,767
3,583,416	8.000	12/01/37	3,794,257
29,915	5.000	01/01/38	28,703
643,524	5.500	01/01/38	635,130
149,621	8.000	01/01/38	158,184
31,245	5.000	02/01/38	29,979
19,738,446	5.500	02/01/38	19,480,124
728,929	5.000	03/01/38	699,330
825,404	5.500	03/01/38	814,555
16,472,256	5.000	04/01/38	15,803,392
7,525,353	5.000	05/01/38	7,219,783
8,560,252	5.500	06/01/38	8,447,732
16,000,000	5.000	TBA-15yr(f)	15,638,128
57,000,000	5.500	TBA-15yr(f)	56,180,625

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$6,000,000	6.000%	TBA-15yr(f)	$6,052,500

			453,438,502

GNMA — 0.0%
1,028	6.000	12/15/23	1,055
31,354	6.000	03/15/26	32,003
26,179	6.000	04/15/26	26,721

			$59,779

TOTAL FEDERAL AGENCIES			$610,063,417

TOTAL MORTGAGE-BACKED OBLIGATIONS			$802,191,428

Agency Debenture(b) — 0.3%
Tennessee Valley Authority
$2,800,000	5.375%	04/01/56	$2,864,414

Asset-Backed Securities — 1.0%

Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(e)
$2,128,528	3.483%	10/25/37	$1,915,675
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(e)
570,000	3.733	10/25/37	370,500
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(e)
1,100,000	3.933	10/25/37	577,500
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(a)
674	6.970	12/25/13	664
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
52,895	2.731	10/15/28	32,949
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
242,540	2.731	06/15/29	129,614
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
84,890	2.691	12/15/29	55,026
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
789,454	2.761	02/15/34	479,498
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
76,332	2.761	12/15/33	50,649
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
294,004	2.751	02/15/34	190,780
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
524,555	2.711	04/15/35	296,397
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
732,878	7.000	09/25/37	590,425
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
737,961	7.000	09/25/37	521,431
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
3,147,848	3.682	11/20/36	2,655,507
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(a)
548,071	2.853	01/25/34	488,297

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
$259,799	2.963%	03/25/34	$190,140

			8,545,052

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 100.0%			$813,600,894

Repurchase Agreement(g) — 9.8%
Joint Repurchase Agreement Account II
$79,300,000	2.666%	07/01/08	$79,300,000
Maturity Value: $79,305,873

TOTAL INVESTMENTS — 109.8%			$892,900,894

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%			(79,810,216)

NET ASSETS — 100.0%			$813,090,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(d) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(e) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,245,408, which represents approximately 0.4% of net assets as of June 30, 2008.
(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $77,871,253 which represents approximately 9.6% of net assets as of June 30, 2008.
(g) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(74)	September 2008	$(17,957,950)	$(53,744)
Eurodollars	(15)	December 2008	(3,630,750)	3,378
Eurodollars	(15)	March 2009	(3,625,500)	9,324
Eurodollars	(15)	June 2009	(3,617,625)	14,574
Eurodollars	(24)	September 2009	(5,772,900)	32,141
Eurodollars	(24)	December 2009	(5,756,100)	41,140
Federal Funds	153	November 2008	62,269,606	7,762
U.S. Treasury Bonds	42	September 2008	4,854,938	(6,638)
2 Year U.S. Treasury Notes	242	September 2008	51,111,156	143,551
5 Year U.S. Treasury Notes	(463)	September 2008	(51,186,821)	(135,381)
10 Year U.S. Treasury Notes	114	September 2008	12,987,094	88,159

TOTAL				$144,266

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$12,000		09/02/10	4.309%	3 month LIBOR	$—	$313,359
	15,000		10/06/10	4.703	3 month LIBOR	—	407,343
	1,700	(a)	12/17/28	5.000	3 month LIBOR	24,739	(26,497)
Credit Suisse First Boston Corp.	12,300	(a)	12/17/13	4.250	3 month LIBOR	75,685	(194,482)
	8,500	(a)	12/17/23	3 month LIBOR	4.750%	104,403	72,782
	1,900	(a)	12/17/38	5.000	3 month LIBOR	(17,140)	6,547
Deutsche Bank Securities, Inc.	5,270	(a)	12/24/10	3 month LIBOR	3.780	—	16,825
	6,280	(a)	12/29/10	3 month LIBOR	3.868	—	10,925
	4,380	(a)	12/29/10	3 month LIBOR	4.000	—	(3,303)
	10,210	(a)	01/07/11	3 month LIBOR	3.658	—	61,181
	6,800	(a)	01/28/11	3 month LIBOR	3.161	—	109,509
	35,300	(a)	12/17/13	4.250	3 month LIBOR	246,009	(586,945)
	4,600	(a)	12/24/15	4.520	3 month LIBOR	—	(31,672)
	5,500	(a)	12/29/15	4.630	3 month LIBOR	—	(3,116)
	3,800	(a)	12/29/15	4.745	3 month LIBOR	—	23,552
	8,900	(a)	01/07/16	4.487	3 month LIBOR	—	(83,700)
	5,900	(a)	01/28/16	4.224	3 month LIBOR	—	(152,395)
	3,100	(a)	12/17/18	4.750	3 month LIBOR	(49,569)	35,986
	3,100	(a)	12/17/28	3 month LIBOR	5.000	62,155	(58,950)
	1,260	(a)	12/24/38	3 month LIBOR	5.011	—	5,360
	1,520	(a)	12/29/38	3 month LIBOR	5.121	—	(19,091)
	1,060	(a)	12/29/38	3 month LIBOR	5.215	—	(28,513)
	2,440	(a)	01/07/39	3 month LIBOR	5.017	—	9,602
	1,620	(a)	01/28/39	3 month LIBOR	4.939	—	27,105
JPMorgan Securities, Inc.	7,300	(a)	12/17/13	4.250	3 month LIBOR	47,433	(117,938)
	19,700	(a)	12/17/15	4.500	3 month LIBOR	78,328	(230,144)
	14,800	(a)	12/17/18	3 month LIBOR	4.750	(149,874)	214,727
	42,400	(a)	12/17/18	4.750	3 month LIBOR	152,829	(338,623)
	37,900	(a)	12/17/23	3 month LIBOR	4.750	563,143	225,140
	4,000	(a)	12/17/28	3 month LIBOR	5.000	(31,411)	35,547
	9,800	(a)	12/17/28	5.000	3 month LIBOR	(60,977	34,496

TOTAL						$1,045,753	$(265,383)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$933,911,694

Gross unrealized gain	3,067,459
Gross unrealized loss	(44,078,260)

Net unrealized security loss	$(41,010,800)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”), believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation, and regulatory news such as governmental approvals.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure investment assets and liabilities. The Funds adopted FAS 157 as of the beginning of January 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Fund invest:

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Emerging Markets Debt
		Other	Other
	Investments in Securities	Investments-	Investments-
Level	Long-Assets	Assets	Liabilities
Level 1	$813,929	$17,938	$—
Level 2	240,306,495	390,899	(2,716,661)
Level 3	1,965,209	—	—
Total	$243,085,633	$408,837	$(2,716,661)

	High Yield
		Other	Other
	Investments in Securities	Investments-	Investments-
Level	Long-Assets	Assets	Liabilities
Level 1	$4,574,870	$—	$—
Level 2	3,604,559,245	352,294	(15,019,255)
Level 3	10,948,444	—	—
Total	$3,620,082,559	$352,294	$(15,019,255)

	Investment Grade Credit
		Other	Other
	Investments in Securities	Investments-	Investments-
Level	Long-Assets	Assets	Liabilities
Level 1	$—	$467,312	$(491,461)
Level 2	237,082,732	3,400,550	(942,493)
Level 3	—	—	—
Total	$237,082,732	$3,867,862	$(1,433,954)

	Local Emerging Markets Debt
		Other	Other
	Investments in Securities	Investments-	Investments-
Level	Long-Assets	Assets	Liabilities
Level 1	$—	$—	$—
Level 2	120,930,008	524,816	(950,907)
Level 3	2,546,688	—	—
Total	$123,476,696	$524,816	$(950,907)

	U.S. Mortgages
		Other	Other
	Investments in Securities	Investments-	Investments-
Level	Long-Assets	Assets	Liabilities
Level 1	$—	$340,029	$(195,763)
Level 2	892,900,894	2,022,423	(1,242,053)
Level 3	—	—	—
Total	$892,900,894	$2,362,452	$(1,437,816)

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
The following is a reconciliation of Level 3 investments for the period ended June 30, 2008:

	Emerging		Local Emerging
	Markets Debt	High Yield	Markets Debt
	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -
LEVEL 3	Assets	Assets	Assets
Beginning Balance as of April 1, 2008	$281,300	$22,451,904	$2,192,165
Realized gain (loss)	—	—	—
Change in unrealized gain (loss)	171,806	(1,003,614)	(32,556)
Net purchase (sales)	322,859	(1,980,620)	387,079
Net transfers in and/or out of Level 3	1,189,244	(8,519,226)	—
Ending Balance as of June 30, 2008	$1,965,209	$10,948,444	$2,546,688

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
      Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
      Non U.S. currency symbols utilized throughout the report are defined as follows:

AED	=	Arab Emirate Dollar	NGN	=	Nigerian Naira
ARS	=	Argentine Peso	KRW	=	South Korean Won
BRL	=	Brazilian Real	KZT	=	Kazakstan Tenge
CAD	=	Canadian Dollar	MXN	=	Mexican Peso
COP	=	Colombian Peso	PEN	=	Peruvian Nuevo Sol
DEM	=	German Mark	PLN	=	Polish Zloty
EGP	=	Egyptian Pound	RUB	=	Russian Ruble
EUR	=	Euro	TRY	=	Turkish Lira
GBP	=	British Pound	UYU	=	Uruguayan Peso
HUF	=	Hungarian Forint	ZAR	=	South African Rand
IDR	=	Indonesian Rupiah
Forward Foreign Currency Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. Emerging Markets Debt, High Yield, Investment Grade Credit, and Local Emerging Markets Debt record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Mortgage- and Asset-Backed Securities — Certain Funds may invest in mortgage and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities present credit risks that are generally not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’), from a pool of mortgage loans. Payment received for IO’s are included in interest income on the Funds’ Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for PO’s, typically monthly, are treated as reductions to the cost basis of the securities held. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.
Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Emerging Markets Debt	$12,200,000

High Yield	317,300,000

Investment Grade Credit	5,300,000

Local Emerging Markets Debt	37,600,000

U.S. Mortgages	79,300,000

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.75%	07/01/08	$2,000,152,778

Banc of America Securities LLC	3,945,000,000	2.65	07/01/08	3,945,290,396

Banc of America Securities LLC	500,000,000	2.25	07/01/08	500,031,250

Barclays Capital, Inc.	2,100,000,000	2.70	07/01/08	2,100,157,500

Credit Suisse Securities (USA) LLC	180,000,000	2.55	07/01/08	180,012,750

Deutsche Bank Securities, Inc.	3,500,000,000	2.70	07/01/08	3,500,262,500

Greenwich Capital Markets	375,000,000	2.75	07/01/08	375,028,646

JPMorgan Securities	2,500,000,000	2.70	07/01/08	2,500,187,500

Lehman Brothers Holdings, Inc.	4,423,900,000	2.65	07/01/08	4,424,225,648

Merrill Lynch & Co.	1,000,000,000	2.50	07/01/08	1,000,069,444

Morgan Stanley & Co.	500,000,000	2.50	07/01/08	500,034,722

UBS Securities LLC	4,000,000,000	2.70	07/01/08	4,000,300,000

TOTAL				$25,025,753,134

At June 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.270% to 3.500%, due 04/14/09 to 02/05/10; Federal Home Loan Mortgage Corp., 4.000% to 16.250%, due 11/01/08 to 04/01/38; Federal National Mortgage Association, 3.150% to 16.000%, due 07/01/08 to 07/01/48 and Government National Mortgage Association, 6.000%, due 01/15/38. The aggregate market value of the collateral, including accrued interest, was $25,578,123,127.
Securities Lending — The Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, in accordance with the Funds’ valuation policies or, if applicable, by the valuation procedures established by the Trust’s Board of Trustees, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the State Street Navigator Securities Lending Prime Portfolio (the “Portfolio”). The Portfolio is a private, registered money market fund and is managed by State Street Global Advisors (“SSgA”). The Portfolio has been established primarily for the investment of cash collateral on behalf of funds participating in SSB’s securities lending program and complies with the requirements of Rule 2a-7 of the 1940 Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.
Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized on the Statements of Assets and Liabilities. When entering into swap contracts, the Funds must “set aside” liquid assets or engage in other appropriate measures to “cover” its obligations under the swap contract. The Funds may invest in the following type of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer or an issuer within an index on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gain or loss on the termination date. Gains or losses are also realized upon early termination of the swap agreements, or, with respect to credit default swaps, when a credit event occurs, and recorded as realized gains on swaps on the Statements of Operations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 29, 2008

* Print the name and title of each signing officer under his or her signature.